    As filed with the Securities and Exchange Commission on December 24, 2003

                                               Securities Act File No. 333-11283
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                                   ----------

          . Pre-Effective Amendment No. 1 . Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                                   ----------

                             SUNAMERICA STYLE SELECT
                                  SERIES, INC.
             (Exact Name of Registrant as Specified in its Charter)

                                   ----------

                                1-(800) 858-8850
                        (Area Code and Telephone Number)

                                   ----------

                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                   ----------

                              Robert M. Zakem, Esq.
                    c/o AIG SunAmerica Asset Management Corp.
                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
                     (Name and Address of Agent for Service)

                                   ----------

                                    Copy to:

                              Counsel for the Fund:
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                               New York, NY 10022
                        Attention: Margery K. Neale, Esq.

                                   ----------

                  Approximate Date of Proposed Public Offering:
     As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

          Title of Securities Being Registered: Shares of Common Stock,
                          Par Value $0.0001 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

     The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                                  PROSPECTUS

                     SUNAMERICA STYLE SELECT SERIES, INC.
                 SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.

                               -----------------

                  SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND
                   SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
                                      AND
                 SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND
                                      OF
                 SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.

                               -----------------




                               DECEMBER 29, 2003


   This Prospectus is furnished to you because you are a shareholder of one or more of the SunAmerica Strategic Investment Series, Inc. ("Strategic Investment Series") funds referenced above (each, a "Fund" and collectively, the "Funds"). In connection with an Agreement and Plan of Reorganization (the "Plan"), your Fund will reorganize with a comparable portfolio of SunAmerica Style Select Series, Inc., ("Style Select") as set forth in the chart below. You will receive in exchange for shares of your Fund, shares of equal total value of the corresponding Style Select fund as of the closing date of the reorganization to be accomplished by the Plan (the "Reorganization"). After the Reorganization is complete, the Acquired Funds (as defined below) will be dissolved. The Reorganization is expected to be effective on or about February 18, 2004.

      Your Fund of Strategic Investment Series    Style Select Fund (each an
             (each an "Acquired Fund")                "Acquiring Fund")
      ----------------------------------------    --------------------------
    SunAmerica Aggressive Growth LifeStage Fund   Focused Equity Strategy
    SunAmerica Moderate Growth LifeStage Fund     Focused Balanced Strategy
    SunAmerica Conservative Growth LifeStage Fund Focused Balanced Strategy


   This Prospectus serves as a prospectus of Style Select under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the Reorganization.



   Style Select and Strategic Investment Series are both open-end series management investment companies organized as Maryland corporations.


   The following documents are included in the package of documents that you received with this Prospectus:

  . The prospectus relating to Style Select, dated November 8, 2002, as supplemented (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Prospectus).

  . The Semi-Annual Report to Shareholders of Style Select for the six month period ended April 30, 2003. This document is incorporated herein by reference (legally considered to be a part of this Prospectus).

   Other documents containing information about the funds have been filed with the Securities and Exchange Commission (the "Commission"). These documents are:


  . The preliminary prospectus relating to Style Select, subject to completion and dated November 12, 2003, as supplemented.



  . The preliminary statement of additional information relating to Style Select, subject to completion and dated November 12, 2003, as supplemented.


  . A statement of additional information relating to Style Select, dated November 8, 2002, as supplemented (the "Acquiring Funds Statement").


  . The prospectus relating to Strategic Investment Series, dated February 28, 2003, as supplemented (the "Acquired Funds Prospectus").


  . A statement of additional information relating to Strategic Investment Series, dated February 28, 2003, as supplemented (the "Acquired Funds Statement").

  . The Annual Report to Shareholders of Strategic Investment Series for the year ended October 31, 2002 and the Semi-Annual Report to Shareholders of Strategic Investment Series for the six month period ended April 30, 2003.

   These other documents are available without charge by writing to AIG SunAmerica Asset Management Corp., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 or calling toll free 1-800-858-8850.

   We are not asking you for a proxy and you are requested not to send us a proxy. These securities have not been approved or disapproved by the Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

   Additional information contained in a statement of additional information relating to this Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of each reorganization, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth above or by writing Style Select or Strategic Investment Series at the addresses set forth above. The Statement of Additional Information, dated December 29, 2003 is incorporated by reference into this Prospectus.


   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Acquiring Funds Statement, the Acquired Funds Statement, and other material incorporated by reference and other information regarding the Funds.

   The address of the principal executive offices of both Style Select and Strategic Investment Series is AIG SunAmerica Asset Management Corp., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com.

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INTRODUCTION...............................................................   5

SUMMARY....................................................................   7

THE REORGANIZATIONS........................................................   7
   FEE TABLES..............................................................  10
   EXAMPLES................................................................  21
   THE FUNDS...............................................................  26
   Business of the Acquired Funds..........................................  26
   Business of the Acquiring Funds.........................................  26
   Comparison of the Funds.................................................  26

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS..........................  33

PRINCIPAL RISKS OF INVESTING IN THE FUNDS..................................  33
   All Funds...............................................................  33
   Aggressive Growth and Equity Strategy...................................  34
   Moderate Growth, Conservative Growth and Balanced Strategy..............  35

COMPARISON OF THE FUNDS....................................................  36
   Investment Policies.....................................................  36
   Management Arrangements.................................................  37
   Distribution and Shareholder Servicing Arrangements.....................  38
   Other Service Agreements with Affiliates................................  39
   Purchase, Exchange and Redemption of Shares.............................  40
   Performance.............................................................  45
   Shareholder Rights......................................................  47
   Tax Information.........................................................  47
   Portfolio Transactions..................................................  47
   Additional Information..................................................  48

THE REORGANIZATIONS........................................................  50
   General.................................................................  50
   Terms of the Plan.......................................................  51
   Strategic Board Considerations: Potential Benefits to Shareholders as a
     Result of the Reorganizations.........................................  52
   Federal Income Tax Consequences of the Reorganizations..................  55
   Capitalization..........................................................  57

GENERAL....................................................................  59
   Security Ownership of Certain Beneficial Owners and Management of
     the Funds.............................................................  59

ADDITIONAL INFORMATION.....................................................  62

LEGAL PROCEEDINGS..........................................................  62

LEGAL OPINIONS.............................................................  62

EXPERTS....................................................................  63

                                 INTRODUCTION

   This Prospectus is furnished in connection with reorganization of certain of the Strategic Investment Series funds into a corresponding series of Style Select.

   Before we describe the reorganization in detail, we need to define certain words or phrases that are used in this Prospectus:

       Acquired Fund: Your Fund, which is a portfolio of Strategic Investment Series.

       Acquiring Fund: The portfolio of Style Select that is acquiring a comparable portfolio of Strategic Investment Series.

       Aggressive Growth: The SunAmerica Aggressive Growth Lifestage Fund of Strategic Investment Series.

       Balanced Strategy:  The Focused Balanced Strategy Portfolio of Style
       Select.

       Combined Fund:  The Acquiring Fund after completion of the
       Reorganization.

       Conservative Growth: The SunAmerica Conservative Growth Lifestage Fund of Strategic Investment Series.

       Equity Strategy:  The Focused Equity Strategy Portfolio of Style Select.

       Fund: Either the Acquired Fund or Acquiring Fund, depending on the context.

       Investment Company Act:  The Investment Company Act of 1940, as amended.

       Lifestage Funds: The Aggressive Growth, Moderate Growth, and Conservative Growth funds.

       Moderate Growth: The SunAmerica Moderate Growth Lifestage Fund of Strategic Investment Series.

       Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization.

       Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

       Strategic Board:  The Board of Directors of Strategic Investment Series.

       Style Board:  The Board of Directors of Style Select.

   This is not a proxy statement and we are not asking for proxy solicitations. This Prospectus serves as a prospectus of Style Select under the Securities Act, in connection with the issuance of shares to you pursuant to the terms of the Reorganizations.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Prospectus and in the form of the Plan, attached hereto as
Exhibit I.

                              THE REORGANIZATIONS

  What Shareholders of an Acquired Fund Will Receive in a Reorganization

   Once the Reorganization takes place:

  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

  . Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

  . Shareholders holding Class A, Class B, Class II and Class I shares of the Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

  . Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.


No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that no gain or loss will be realized by a shareholder for Federal income tax purposes as a result of a Reorganization. However, the Acquired Funds intend to dispose of assets prior to the Closing Date. Although the Reorganizations are intended to qualify as tax-free reorganizations, the dispositions of assets by an Acquired Fund will be taxable dispositions by the Acquired Funds and, if such dispositions are at a gain in excess of applicable capital loss carryovers, would generally result in the realization of taxable income or gains by Acquired Fund shareholders.


  Reasons for the Reorganizations

   On October 30, 2003, the Strategic Board unanimously approved each Reorganization. The Strategic Board, including all of the Strategic Independent

Directors, has determined that each Reorganization is in the best interests of the respective Acquired Fund and its Shareholders. In addition, the Strategic Board, including all of the Strategic Independent Directors, has determined that the interests of existing Shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such Shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganizations, a Shareholder of an Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The Strategic Independent Directors are the Directors who are not "interested persons" of Strategic Investment Series (within the meaning of the Investment Company Act).


   The Strategic Board has approved the Plan relating to the Reorganization involving your Fund. The Strategic Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:

  . the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a "fund of funds" mutual fund having substantially the same investment objective and similar investment techniques;

  . the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;

  . the fact that Strategic Investment Series has a smaller total asset base that makes operating the Acquired Funds more costly than if it had a larger total asset base;

  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

  . the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.

For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "The Reorganizations" below.


   It is anticipated that the closing of the Reorganizations will occur on or about February 20, 2004, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plan. The Plan may be terminated, and the Reorganizations abandoned, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the Strategic Board and the Style Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                  FEE TABLES


Actual fee tables for Shareholders of Aggressive Growth and Equity Strategy (as
                of April 30, 2003) and Pro Forma fee table for


               Combined Equity Strategy (as of April 30, 2003).





                                                                                    Pro
                                                                                   Forma
                                                                                 Combined
                                             Aggressive        Equity             Equity
                                               Growth         Strategy           Strategy
                                             (Class A)        (Class A)          (Class A)
                                             ----------    ---------          ---------
Shareholder Fees (fees paid directly from
 your investment)
Maximum Sales Charge (Load).................   5.75%         5.75%              5.75%
Maximum Sales Charge Imposed on
 Purchases (as a percentage of offering
 price)(1)..................................   5.75%         5.75%              5.75%
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)(2)....    None          None               None
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends.......................    None          None               None
Redemption Fee(3)...........................    None          None               None
Exchange Fee................................    None          None               None
Maximum Account Fee.........................    None          None               None
Annual Fund Operating Expenses (expenses
 that are deducted from Fund assets)
Management Fee..............................   0.10%         0.10%              0.10%
Distribution and Service Maintenance (12b-1)
 Fees(4)....................................   0.10%         0.00%              0.00%
Other Expenses..............................   0.81%(8)      2.39%(9)           0.59%(9)
Total Annual Fund Operating Expenses(10)....   1.01%(5)(7)   2.49%(9)(11)(12)   0.69%(9)(12)(13)

                                                                                       Pro
                                                                                      Forma
                                                                                    Combined
                                                Aggressive        Equity             Equity
                                                  Growth         Strategy           Strategy
                                                (Class B)        (Class B)          (Class B)
                                                ----------    ---------          ---------
Shareholder Fees (fees paid directly from your
 investment)
Maximum Sales Charge (Load)....................   4.00%         4.00%              4.00%
Maximum Sales Charge Imposed on Purchases (as a
 percentage of offering price)(1)..............    None          None               None
Maximum Deferred Sales Charge (Load) (as a
 percentage of amount redeemed)(2).............   4.00%         4.00%              4.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends..........................    None          None               None
Redemption Fee(3)..............................    None          None               None
Exchange Fee...................................    None          None               None
Maximum Account Fee............................    None          None               None
Annual Fund Operating Expenses (expenses
 that are deducted from Fund assets)
Management Fee.................................   0.10%         0.10%              0.10%
Distribution and Service Maintenance (12b-1)
 Fees(4).......................................   0.75%         0.65%              0.65%
Other Expenses.................................   0.65%(8)      2.38%(9)           0.52%(9)
Total Annual Fund Operating Expenses(10).......   1.50%(5)(7)   3.13%(9)(11)(12)   1.27%(9)(12)(13)





                                                                                  Pro Forma
                                                                                   Combined
                                           Aggressive          Equity               Equity
                                             Growth           Strategy             Strategy
                                          (Class II(14)    (Class II(14))       (Class II(14))
                                          -------------   --------------       --------------
Shareholder Fees (fees paid directly from
 your investment)
Maximum Sales Charge (Load)..............     2.00%           2.00%                2.00%
Maximum Sales Charge Imposed on
 Purchases
 (as a percentage of offering price)(1)..     1.00%           1.00%                1.00%
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount
 redeemed)(2)............................     1.00%           1.00%                1.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends....................      None            None                 None
Redemption Fee(3)........................      None            None                 None
Exchange Fee.............................      None            None                 None
Maximum Account Fee......................      None            None
Annual Fund Operating Expenses
 (expenses that are deducted from Fund
 assets)
Management Fee...........................     0.10%           0.10%                0.10%
Distribution and Service Maintenance
 (12b-1) Fees(4).........................     0.75%           0.65%                0.65%
Other Expenses...........................     2.12%(8)        1.35%(9)             0.59%(9)
Total Annual Fund Operating Expenses(10).     2.97%(5)(7)     2.10%(9)(11)(12)     1.34%(9)(12)(13)

                                                                             Pro Forma
                                                                              Combined
                                                            Aggressive         Equity
                                                              Growth          Strategy
                                                           (Class I(6))     (Class I(6))
                                                           ------------   ------------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)...............................     None           None
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)(1)...................     None           None
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)(2)..................     None           None
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends................................................     None           None
Redemption Fee(3).........................................     None           None
Exchange Fee..............................................     None           None
Maximum Account Fee.......................................     None           None
Annual Fund Operating Expenses (expenses that are
 deducted from Fund assets)
Management Fee............................................    0.10%          0.10%
Distribution and Service Maintenance (12b-1) Fees(4)......    0.00%          0.00%
Other Expenses............................................    0.61%(8)       0.46%(9)
Total Annual Fund Operating Expenses(10)..................    0.71%(5)(7)    0.56%(9)(12)(13)

--------



(1)The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchased of $1 million or more.



(2)Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares only applies if shares are redeemed within eighteen months of their purchase.



(3)A $15.00 fee is imposed on wire and overnight mail redemptions.



(4)Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



(5)The estimated aggregate expenses of the Fund, which includes the estimated indirect expenses borne by the Fund in connection with its investment in the underlying funds are: Class A--2.54%, Class B--3.03%, Class II--4.50% and Class I--2.24%. The Fund's actual expenses may be higher or lower as a result of the actual allocation of its assets among the Underlying Funds (as shown on page 14), the expenses of the underlying funds, and/or the Fund's own expenses.



(6)Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.



(7)AIG SunAmerica Asset Management Corp. ("SAAMCo") is voluntarily waiving fees and/or reimbursement expenses so that the total net expense rates for Class A, B, II, and I of Aggressive Growth do not exceed 0.50%, 1.15%, 1.15% and 0.40% respectively. The expense waiver and fee reimbursement will continue indefinitely, but may be terminated at any time.

 (8)On December 2, 2002, the Fund began accruing for Other Expenses.



 (9)"Other Expenses" and "Total Annual Fund Operating Expenses" are estimated.



(10)Does not include underlying fund expenses that the Funds bear indirectly.



(11)The estimated aggregate expenses of the Fund, which includes the estimated indirect expenses borne by the Fund in connection with its investment in the underlying funds are: Class A--4.19%, Class B--4.83%, and Class II--3.80%. The Fund's actual expenses may be higher or lower as a result of the actual allocation of its assets among the underlying funds (as shown on the next page), the expenses of the underlying funds, and/or the Fund's own expenses.



(12)SAAMCo is voluntarily waiving fees and/or reimbursement expenses so that the total net expense rates for Class A, B, II and I of Equity Strategy and the Pro Forma Combined Equity Strategy do not exceed 0.25%, 0.90%, 0.90% and 0.15% respectively. The expense waiver and fee reimbursement will continue indefinitely, but may be terminated at any time.



(13)The estimated aggregate expenses of the Fund, which includes the estimated indirect expenses borne by the Fund in connection with its investment in the underlying funds are: Class A--2.39%, Class B--2.97%, Class II--3.04% and Class I--2.26%. The Fund's actual expenses may be higher or lower as a result of the actual allocation of its assets among the underlying funds (as shown on the next page), the expenses of the underlying funds, and/or the Fund's own expenses.



(14)The Fund will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that have executed an agreement with the distributor to sell Class II shares with no front-end sales charge.

Underlying Fund Allocation

   The estimated aggregate expenses are based on expenses of the underlying funds' Class A shares (Acquiring Funds) or Class I shares (Acquired Funds), as applicable, shown in the current prospectus for such shares, and assume the following constant allocation by the Funds of their assets among the underlying funds:


                                                         Equity Strategy
                                                             and the
                                                            Pro Forma
                                              Aggressive    Combined
                                                Growth   Equity Strategy
                                              ---------- ---------------
       SunAmerica Core Bond Fund.............      5%           --
       SunAmerica GNMA Fund..................      5%           --
       SunAmerica International Equity Fund..     20%           --
       SunAmerica Growth and Income Fund.....     10%           --
       SunAmerica Blue Chip Growth Fund......     20%           --
       SunAmerica Growth Opportunities Fund..     10%           --
       SunAmerica New Century Fund...........     15%           --
       Focused Multi-Cap Value Portfolio.....     15%           --
       Focused 2000 Growth Portfolio.........      --          12%
       Focused Large Cap Growth Portfolio....      --          34%
       Focused Large Cap Value Portfolio.....      --          28%
       Focused 2000 Value Portfolio..........      --          16%
       Focused International Equity Portfolio      --          10%
       Total.................................    100%         100%

   Actual fee tables for Shareholders of Moderate Growth, Conservative Growth and Balanced Strategy (as of April 30, 2003) and Pro Forma fee table for Combined Balanced Strategy (as of April 30, 2003).



   Although information is presented for each Acquired Fund, please compare your specific fund to the Pro Forma Combined Fund.





                                                                                         Pro Forma
                                                                                         Combined
                                      Moderate     Conservative       Balanced           Balanced
                                       Growth         Growth          Strategy           Strategy
                                      (Class A)     (Class A)         (Class A)          (Class A)
                                     ---------     ------------    ---------          ---------
Shareholder Fees (fees paid
 directly from your investment)
Maximum Sales Charge (Load).........   5.75%          5.75%          5.75%              5.75%
Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price)(1).................   5.75%          5.75%          5.75%              5.75%
Maximum Deferred Sales Charge
 (Load) (as a percentage of amount
 redeemed)(2).......................    None           None           None               None
Maximum Sales Charge (Load)
 Imposed on
 Reinvested Dividends...............    None           None           None               None
Redemption Fee(3)...................    None           None           None               None
Exchange Fee........................    None           None           None               None
Maximum Account Fee.................    None           None           None
Annual Fund Operating Expenses
 (expenses that are deducted from
 Fund assets)
Management Fee......................   0.10%          0.10%          0.10%              0.10%
Distribution and Service Maintenance
 Fees(4)............................   0.10%          0.10%          0.00%              0.00%
Other Expenses......................   0.47%(8)       0.55%(8)       2.14%(9)           0.37%(9)
Total Annual Fund Operating
 Expenses(10).......................   0.67%(5)(7)    0.75%(7)(11)   2.24%(9)(12)(13)   0.47%(9)(12)(14)

                                                                                       Pro Forma
                                                                                       Combined
                                    Moderate     Conservative       Balanced           Balanced
                                     Growth         Growth          Strategy           Strategy
                                    (Class B)     (Class B)         (Class B)          (Class B)
                                   ---------     ------------    ---------          ---------
Shareholder Fees (fees paid
 directly from your investment)
Maximum Sales Charge (Load).......   4.00%          4.00%          4.00%              4.00%
Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price)(1)...............    None           None           None               None
Maximum Deferred Sales Charge
 (Load) (as a percentage of amount
 redeemed)(2).....................   4.00%          4.00%          4.00%              4.00%
Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends........................    None           None           None               None
Redemption Fee(3).................    None           None           None               None
Exchange Fee......................    None           None           None               None
Maximum Account Fee...............    None           None           None               None
Annual Fund Operating Expenses
 (expenses that are deducted
 from Fund assets)
Management Fee....................   0.10%          0.10%          0.10%              0.10%
Distribution and Service
 Maintenance Fees(4)..............   0.75%          0.75%          0.65%              0.65%
Other Expenses....................   0.43%(8)       0.53%(8)       1.24%(9)           0.28%(9)
Total Annual Fund Operating
 Expenses(10).....................   1.28%(5)(7)    1.38%(7)(11)   1.99%(9)(12)(13)   1.03%(9)(12)(14)

                                                                                     Pro Forma
                                                                                      Combined
                               Moderate      Conservative        Balanced             Balanced
                                Growth          Growth           Strategy             Strategy
                            (Class II(15))  (Class II(15))    (Class II(15))       (Class II(15))
                            --------------  --------------   --------------       --------------
Shareholder Fees (fees paid
 directly from your
 investment)
Maximum Sales Charge
 (Load)....................     2.00%           2.00%            2.00%                2.00%
Maximum Sales Charge
 Imposed on Purchases
 (as a percentage of
 offering price)(1)........     1.00%           1.00%            1.00%                1.00%
Maximum Deferred Sales
 Charge (Load)
 (as a percentage of
 amount redeemed)(2).......     1.00%           1.00%            1.00%                1.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends......      None            None             None                 None
Redemption Fee(3)..........      None            None             None                 None
Exchange Fee...............      None            None             None                 None
Maximum Account Fee........      None            None             None                 None
Annual Fund Operating
 Expenses (expenses that
 are deducted from Fund
 assets)
Management Fee.............     0.10%           0.10%            0.10%                0.10%
Distribution and Service
 Maintenance Fees(4).......     0.75%           0.75%            0.65%                0.65%
Other Expenses.............     0.73%(8)        0.76%(8)         0.97%(9)             0.35%(9)
Total Annual Fund Operating
 Expenses(10)(12)(13)......     1.58%(5)(7)     1.61%(7)(11)     1.72%(9)(12)(13)     1.10%(9)(12)(14)

                                                                                 Pro Forma
                                                                                  Combined
                                                 Moderate     Conservative        Balanced
                                                  Growth         Growth           Strategy
                                               (Class I(6))   (Class I(6))      (Class I(6))
                                               ------------   ------------    ------------
Shareholder Fees (fees paid directly from your
 investment)
Maximum Sales Charge (Load)...................     None           None            None
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)(1).......     None           None            None
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)(2)......     None           None            None
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends.........................     None           None            None
Redemption Fee(3).............................     None           None            None
Exchange Fee..................................     None           None            None
Maximum Account Fee...........................     None           None            None
Annual Fund Operating Expenses (expenses that
 are deducted from Fund assets)
Management Fee................................    0.10%          0.10%           0.10%
Distribution and Service Maintenance Fees(4)..    0.00%          0.00%           0.00%
Other Expenses................................    0.34%(8)       0.47%(8)        0.24%(9)
Total Annual Fund Operating Expenses(10)......    0.44%(5)(7)    0.57%(7)(11)    0.34%(9)(12)(14)

--------



 (1)The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchased of $1 million or more.



 (2)Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made with in two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares only applies if shares are redeemed within eighteen months of their purchase.



 (3)A $15.00 fee is imposed on wire and overnight mail redemptions.



 (4)Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (5)The estimated aggregate expenses of the Fund, which includes the estimated indirect expenses borne by the Fund in connection with its investment in the underlying funds are: Class A--2.11%, Class B--2.72%, Class II--3.02% and Class I--1.88%. The Fund's actual expenses may be higher or lower as a result of the actual allocation of its assets among the underlying funds (as shown on page 20), the expenses of the underlying funds, and/or the Fund's own expenses.



 (6)Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.



 (7)SAAMCo is voluntarily waiving fees and/or reimbursement expenses so that the total net expense rates for Class A, B, II, and I of Moderate Growth and Conservative Growth do not exceed 0.50%, 1.15%, 1.15% and 0.40% respectively. The expense waiver and fee reimbursement will continue indefinitely, but may be terminated at any time.

 (8)On December 2, 2002, the Fund began accruing for Other Expenses.



 (9)"Other Expenses," and "Total Annual Fund Operating Expenses" are estimated.



(10)Does not include underlying fund expenses that the Funds bear indirectly.



(11)The estimated aggregate expenses of the Fund, which includes the estimated indirect expenses borne by the Fund in connection with its investment in the underlying funds are: Class A--3.76%, Class B--3.51% and Class II--3.24%. The Fund's actual expenses may be higher or lower as a result of the actual allocation of its assets among the underlying funds (as shown on the next page), the expenses of the underlying funds, and/or the Fund's own expenses.



(12)SAAMCo is voluntarily waiving fees and/or reimbursement expenses so that the total net expense rates for Class A, B, II and I of Balanced Strategy and the Pro Forma Combined Balance Strategy do not exceed 0.25%, 0.90%, 0.90% and 0.15% respectively. The expense waiver and fee reimbursement will continue indefinitely, but may be terminated at any time.



(13)The estimated aggregate expenses of the Fund, which includes the estimated indirect expenses borne by the Fund in connection with its investment in the underlying funds are: Class A--2.12%, Class B--2.75%, Class II--2.98% and Class I--1.94%. The Fund's actual expenses may be higher or lower as a result of the actual allocation of its assets among the underlying funds (as shown on the next page), the expenses of the underlying funds, and/or the Fund's own expenses.



(14)The estimated aggregate expenses of the Fund, which includes the estimated indirect expenses borne by the Fund in connection with its investment in the underlying funds are: Class A--1.99%, Class B--2.55%, Class II--2.62% and Class I--1.86%. The Fund's actual expenses may be higher or lower as a result of the actual allocation of its assets among the underlying funds (as shown below), the expenses of the underlying funds, and/or the Fund's own expenses.



(15)The Fund will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that have executed an agreement with the distributor to sell Class II shares with no front-end sales charge.

Underlying Fund Allocation


   The estimated aggregate expenses are based on expenses of the underlying funds' Class A shares (Acquiring Funds) or Class I shares (Acquired Funds), as applicable, shown in the current prospectus for such shares, and assume the following constant allocation by the Funds of their assets among the underlying funds:



                                                                Balanced Strategy
                                                                   and the Pro
                                        Moderate   Conservative  Forma Combined
                                       Growth Fund Growth Fund  Balanced Strategy
                                       ----------- ------------ -----------------
SunAmerica Core Bond Fund.............      15%         15%             17%
SunAmerica GNMA Fund..................      15%         35%             17%
SunAmerica International Equity Fund..      15%         10%             --
SunAmerica Growth and Income Fund.....      15%         12%             --
SunAmerica Blue Chip Growth Fund......      15%         12%             --
SunAmerica Growth Opportunities Fund..       3%          2%             --
SunAmerica New Century Fund...........      10%          6%             --
Focused Multi-Cap Value Portfolio.....      12%          8%             --
Focused 2000 Growth Portfolio.........      --          --               8%
Focused Large Cap Growth Portfolio....      --          --              22%
Focused Large Cap Value Portfolio.....      --          --              19%
Focused 2000 Value Portfolio..........      --          --              11%
Focused International Equity Portfolio      --          --               6%
Total.................................     100%        100%            100%

                                   EXAMPLES

   These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:


                                                  1 year 3 years 5 years 10 years
                                                  ------ ------- ------- --------
If you redeemed your investment at the end of the
 periods indicated:
Class A+
   Aggressive Growth.............................  $817  $1,320  $1,848   $3,285
   Equity Strategy...............................   972   1,774   2,590    4,688
   Pro Forma Combined Equity Strategy............   803   1,278   1,777    3,145
Class B*+
   Aggressive Growth.............................  $706  $1,236  $1,791   $3,232
   Equity Strategy...............................   883   1,753   2,625    4,747
   Pro Forma Combined Equity Strategy............   700   1,218   1,762    3,154
Class II+
   Aggressive Growth.............................  $647  $1,447  $2,356   $4,668
   Equity Strategy...............................   578   1,249   2,038    4,096
   Pro Forma Combined Equity Strategy............   504   1,030   1,680    3,422
Class I+
   Aggressive Growth.............................  $227  $  700  $1,200   $2,575
   Equity Strategy...............................    --      --      --       --
   Pro Forma Combined Equity Strategy............   229     706   1,210    2,595

If you did not redeem your shares:
Class A+
   Aggressive Growth.............................  $817  $1,320  $1,848   $3,285
   Equity Strategy...............................   972   1,774   2,590    4,688
   Pro Forma Combined Equity Strategy............   803   1,278   1,777    3,145
Class B*+
   Aggressive Growth.............................  $306  $  936  $1,591   $3,232
   Equity Strategy...............................   483   1,453   2,425    4,747
   Pro Forma Combined Equity Strategy............   300     918   1,562    3,154
Class II+
   Aggressive Growth.............................  $547  $1,447  $2,356   $4,668
   Equity Strategy...............................   478   1,249   2,038    4,096
   Pro Forma Combined Equity Strategy............   404   1,030   1,680    3,422
Class I+
   Aggressive Growth.............................  $227  $  700  $1,200   $2,575
   Equity Strategy...............................    --      --      --       --
   Pro Forma Combined Equity Strategy............   229     706   1,210    2,595

   Although information is presented for each Acquired Fund, please compare your specific Fund to the Pro Forma Combined Fund



                                                  1 year 3 years 5 years 10 years
                                                  ------ ------- ------- --------
If you redeemed your investment at the end of the
 periods indicated:
Class A+
   Moderate Growth...............................  $777  $1,198  $1,644   $2,876
   Conservative Growth...........................   778   1,201   1,649    2,886
   Balanced Strategy.............................   932   1,658   2,403    4,346
   Pro Forma Combined Balanced Strategy..........   765   1,164   1,586    2,759
Class B*+
   Moderate Growth...............................  $675  $1,144  $1,640   $2,905
   Conservative Growth...........................   678   1,153   1,654    2,929
   Balanced Strategy.............................   754   1,377   2,022    3,838
   Pro Forma Combined Balanced Strategy..........   658   1,093   1,555    2,749
Class II+
   Moderate Growth...............................  $502  $1,024  $1,671   $3,403
   Conservative Growth...........................   498   1,012   1,651    3,366
   Balanced Strategy.............................   524   1,088   1,776    3,605
   Pro Forma Combined Balanced Strategy..........   462     906   1,476    3,024
Class I+
   Moderate Growth...............................  $191  $  591  $1,016   $2,201
   Conservative Growth...........................   197     609   1,047    2,264
   Balanced Strategy.............................    --      --      --       --
   Pro Forma Combined Balanced Strategy..........   189     585   1,006    2,180

If you did not redeem your shares:
Class A+
   Moderate Growth...............................  $777  $1,198  $1,644   $2,876
   Conservative Growth...........................   778   1,201   1,649    2,886
   Balanced Strategy.............................   932    ,658   2,403    4,346
   Pro Forma Combined Balanced Strategy..........   765   1,164   1,586    2,759
Class B*+
   Moderate Growth...............................  $275  $  844  $1,440   $2,905
   Conservative Growth...........................   278     853   1,454    2,929
   Balanced Strategy.............................   354   1,077   1,822    3,838
   Pro Forma Combined Balanced Strategy..........   258     793   1,355    2,749
Class II+
   Moderate Growth...............................  $402  $1,024  $1,671   $3,403
   Conservative Growth...........................   398   1,012   1,651    3,366
   Balanced Strategy.............................   424   1,088   1,776    3,605
   Pro Forma Combined Balanced Strategy..........   362     906   1,476    3,024
Class I+
   Moderate Growth...............................  $191  $  591  $1,016   $2,201
   Conservative Growth...........................   197     609   1,047    2,264
   Balanced Strategy.............................    --      --      --       --
   Pro Forma Combined Balanced Strategy..........   189     585   1,006    2,180

--------
* Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

+ SAAMCo is voluntarily waiving fees and/or reimbursing expenses for the Funds.
  This fee waiver is not reflected in the Example above. The following are your costs after these fee waivers and/or expense reimbursements:

                                                  1 year 3 years 5 years 10 years
                                                  ------ ------- ------- --------
If you redeemed your investment at the end of the
 periods indicated:
Class A
   Aggressive Growth.............................  $764  $1,161  $1,581   $2,749
   Equity Strategy...............................   762   1,152   1,567    2,719
   Pro Forma Combined Equity Strategy............   762   1,152   1,567    2,719
Class B*
   Aggressive Growth.............................  $666  $1,117  $1,595   $2,806
   Equity Strategy...............................   663   1,108   1,580    2,776
   Pro Forma Combined Equity Strategy............   663   1,108   1,580    2,776
Class II
   Aggressive Growth.............................  $463  $  909  $1,481   $3,034
   Equity Strategy...............................   460     900   1,466    3,005
   Pro Forma Combined Equity Strategy............   460     900   1,466    3,005
Class I
   Aggressive Growth.............................  $191  $  591  $1,016   $2,201
   Equity Strategy...............................    --      --      --       --
   Pro Forma Combined Equity Strategy............   188     582   1,001    2,169

If you did not redeem your shares:
Class A
   Aggressive Growth.............................  $764  $1,161  $1,581   $2,749
   Equity Strategy...............................   762   1,152   1,567    2,719
   Pro Forma Combined Equity Strategy............   762   1,152   1,567    2,719
Class B
   Aggressive Growth.............................  $266  $  817  $1,395   $2,806
   Equity Strategy...............................   263     808   1,380    2,776
   Pro Forma Combined Equity Strategy............   263     808   1,380    2,776
Class II
   Aggressive Growth.............................  $363  $  909  $1,481   $3,034
   Equity Strategy...............................   360     900   1,466    3,005
   Pro Forma Combined Equity Strategy............   360     900   1,466    3,005
Class I
   Aggressive Growth.............................  $191  $  591  $1,016   $2,201
   Equity Strategy...............................    --      --      --       --
   Pro Forma Combined Equity Strategy............   188     582   1,001    2,169



  Although information is presented for each Acquired Fund, please compare your specific Fund to the Pro Forma Combined Fund


                                                  1 year 3 years 5 years 10 years
                                                  ------ ------- ------- --------
If you redeemed your investment at the end of the
 periods indicated:
Class A
   Moderate Growth...............................  $756  $1,135  $1,538   $2,659
   Conservative Growth...........................   749   1,115   1,504    2,589
   Balanced Strategy.............................   745   1,100   1,479    2,539
   Pro Forma Combined Balanced Strategy..........   745   1,100   1,479    2,539
Class B*
   Moderate Growth...............................  $657  $1,091  $1,550   $2,717
   Conservative Growth...........................   650   1,070   1,516    2,646
   Balanced Strategy.............................   645   1,055   1,491    2,596
   Pro Forma Combined Balanced Strategy..........   645   1,055   1,491    2,596
Class II
   Moderate Growth...............................  $455  $  883  $1,437   $2,947
   Conservative Growth...........................   448     862   1,402    2,878
   Balanced Strategy.............................   443     847   1,378    2,829
   Pro Forma Combined Balanced Strategy..........   443     847   1,378    2,829
Class I
   Moderate Growth...............................  $182  $  563  $  970   $2,105
   Conservative Growth...........................   175     542     933    2,030
   Balanced Strategy.............................    --      --      --       --
   Pro Forma Combined Balanced Strategy..........   170     526     907    1,976



                                              (footnote continues on next page)

                                             1 year 3 years 5 years 10 years
                                             ------ ------- ------- --------

   If you did not redeem your shares:
   Class A
      Moderate Growth.......................  $756  $1,135  $1,538   $2,659
      Conservative Growth...................   749   1,115   1,504    2,589
      Balanced Strategy.....................   745   1,100   1,479    2,539
      Pro Forma Combined Balanced Strategy..   745   1,100   1,479    2,539
   Class B*
      Moderate Growth.......................  $257  $  791  $1,350   $2,717
      Conservative Growth...................   250     770   1,316    2,646
      Balanced Strategy.....................   245     755   1,291    2,596
      Pro Forma Combined Balanced Strategy..   245     755   1,291    2,596
   Class II
      Moderate Growth.......................  $355  $  883  $1,437   $2,947
      Conservative Growth...................   348     862   1,402    2,878
      Balanced Strategy.....................   343     847   1,378    2,829
      Pro Forma Combined Balanced Strategy..   343     847   1,378    2,829
   Class I
      Moderate Growth.......................  $182  $  563  $  970   $2,105
      Conservative Growth...................   175     542     933    2,030
      Balanced Strategy.....................    --      --      --       --
      Pro Forma Combined Balanced Strategy..   170     526     907    1,976

   The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples.

                                   THE FUNDS


   In the following pages, we compare your Fund against the Acquiring Fund in terms of investment objectives and policies. As before with your review of the Fee Table and Examples, although information is presented for each Acquired Fund, please compare your specific Fund against its Acquiring Fund (rather than the other Acquired Funds).


Business of the Acquired Funds

   Each Acquired Fund is organized as a separate investment portfolio or series of Strategic Investment Series, a Maryland corporation, which was organized on December 16, 1998 pursuant to its Articles of Incorporation.

Business of the Acquiring Funds

   Each Acquiring Fund is organized as a separate investment portfolio or series of Style Select, a Maryland corporation, which was organized on July 3, 1996 pursuant to its Articles of Incorporation.

Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. The investment objective of each of the Funds is non-fundamental. Each of the Funds is non-diversified within the meaning of the Investment Company Act.

   The discussion below uses the terms "fund of funds," "growth of capital," "growth strategy" and "conservation of principal." A "fund of funds" strategy is an investment strategy in which the assets of the portfolio are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection. A "growth of capital" objective refers to a strategy of investing in securities believed to offer the potential for capital appreciation. A "growth strategy" focuses on securities which are considered to have a historical record of above-average growth rate, to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth, to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. "Conservation of principal" is a goal which aims to invest in a manner that tries to protect the value of your investment against market movements and other economic events.

   The main differences between the Funds, each of which is discussed in more detail below, are as follows:

   With respect to the Aggressive Growth and Equity Strategy Funds,

  . while both Aggressive Growth and Equity Strategy have an investment objective of growth of capital which they seek through a fund of funds strategy, Aggressive Growth invests in an asset allocation of 45-85% of domestic equity securities, 10-35% in foreign equity securities, and 10-20% in bonds, Equity Strategy invests in a portfolio that ranges from 80-100% in domestic equity securities, 0-20% in foreign equity securities, and 0-5% in bonds.


  . investments in technology companies may constitute a more significant portion of Aggressive Growth's portfolio than Equity Strategy's portfolio.



  . with respect to Equity Strategy, at least 80% of underlying fund combined net assets, plus borrowing for investment purposes, must be invested in equity securities. Aggressive Growth has no similar percentage requirement, although in its allocation among underlying funds, it emphasizes funds that invest in equity securities.



  . Equity Strategy invests in underlying funds that are predominantly "focused" funds, that is the funds limit the number of their portfolio holdings, while Aggressive Growth invests in underlying funds that are generally not focused funds. By concentrating on a smaller number of investments, Equity Strategy's risk is increased because the effect of each holding on the Fund's performance is greater.


   With respect to the Moderate Growth, Conservative Growth and Balanced Strategy Funds,

  . while Moderate Growth, Conservative Growth and Balanced Strategy all have an investment objective that includes growth of capital, Moderate Growth's investment objective also includes current income, Conservative Growth's investment objective also includes current income with reduced volatility and Balanced Strategy's investment objective includes conservation of principal.

  . Moderate Growth invests in an asset allocation of 15% to 45% in fixed income securities, Conservative Growth invests in an asset allocation of 25% to 75% in fixed income securities, and Balanced Strategy invests in an asset allocation of 25% to 50% in fixed income securities.

  . Balanced Strategy invests in underlying funds that are predominantly "focused" funds, that is the underlying funds limit the number of their portfolio holdings, while Moderate Growth and Conservative Growth invest in underlying funds that are generally not focused funds. By concentrating on a smaller number of investments, the Balanced Strategy's risk is increased because the effect of each holding on the Fund's performance is greater.


                     Aggressive Growth and Equity Strategy

  Investment Objectives

   Both the Aggressive Growth Fund and the Equity Strategy Fund seek growth of capital.

  Investment Policies

   Strategies. Both Aggressive Growth and Equity Strategy pursue their respective investment objectives by investing their assets in the shares of other AIG SunAmerica Mutual Funds.

   The following chart reflects the projected asset allocation ranges under normal market conditions for each Fund as invested through the underlying funds.

                                   Aggressive Growth Equity Strategy
                                   ----------------- ---------------
           Equity Securities          45% to 85%       80% to 100%
           Foreign Securities         10% to 35%         0% to 20%
           Fixed-Income Securities    10% to 20%          0% to 5%

   With respect to both Funds, the adviser to certain underlying funds does not restrict their investments in equity securities with respect to market capitalization, and the underlying funds may invest in smaller capitalization companies. With respect to both Funds, bonds and other fixed income securities in which the underlying funds may invest include, without limitation, corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. Treasury and other U.S. government securities, mortgage-backed and mortgage-related securities, asset-backed securities, money market securities, commercial bank obligations, commercial paper and repurchase agreements.

          Moderate Growth, Conservative Growth and Balanced Strategy

  Investment Objectives

   Moderate Growth seeks growth of capital and current income, and Conservative Growth seeks growth of capital and current income with reduced volatility and Balanced Strategy seeks growth of capital and conservation of principal.

  Investment Policies

   Strategies. Moderate Growth, Conservative Growth and Balanced Strategy pursue their respective investment objectives by investing their assets in the shares of other AIG SunAmerica Mutual Funds

   The following chart reflects the projected asset allocation ranges under normal market conditions for each Fund as invested through the underlying funds.

                                 Moderate  Conservative  Balanced
                                  Growth      Growth     Strategy
                                ---------- ------------ ----------
             Equity Securities  30% to 75%  20% to 65%  35% to 75%
             Foreign Securities  7% to 25%   5% to 15%   0% to 15%
             Fixed-Income
               Securities       15% to 45%  25% to 75%  25% to 50%


   With respect to these three Funds, the adviser to certain underlying funds does not restrict their investments in equity securities with respect to market capitalization, and the underlying funds may invest in smaller capitalization companies. With respect to these three Funds, bonds and other fixed income securities in which the underlying funds may invest include, without limitation, corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. Treasury and other U.S. government securities, mortgage-backed and mortgage-related securities, asset-backed securities, money market securities, commercial bank obligations, commercial paper and repurchase agreements.


                                   All Funds

  Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

  Directors and Officers


   Each of Strategic Investment Series and Style Select are governed by a Board of Directors that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. The Acquired and Acquiring Funds have the same Board of Directors. Each Board of Directors elects its respective Funds' officers.


  Management Arrangements

   Comparison of Management and Administrative Arrangements and Fees. SAAMCo serves as investment adviser for both the Acquired Funds and Acquiring Funds. SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Comparison of the Funds" for more detailed information regarding the advisory arrangements of the Funds.

   Each Acquired and Acquiring Fund pays a fee to SAAMCo of 0.10%, computed as a percentage of average daily net assets, for management and administrative services. The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will also be 0.10%, as the Combined Fund will continue to operate under the Style Investment Advisory Agreement (as defined below). After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund.

   Investment Advisory Agreements. The investment advisory agreement between Style Select on behalf of the Acquiring Funds and SAAMCo (the "Style Investment Advisory Agreement") is similar to the Investment Advisory Agreement applicable to the Acquired Funds (the "Strategic Advisory Agreement"). See "Comparison of the Funds" for further discussion regarding these agreements.

  Distribution and Shareholder Servicing Arrangements

   Distributor. AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds and the Acquired Funds. See "Comparison of the Funds" for additional information regarding the Funds' distribution arrangements.

   Shareholder Servicing Fees for Class I. SACS provides certain recordkeeping and shareholder services to retirement and employee benefit plans. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Comparison of the Funds" for additional information regarding these services.

  Other Service Agreements with Affiliates

   AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds and the Acquired Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Comparison of the Funds" for additional information regarding these service agreements.

  Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.

   The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Funds and the share classes that will be offered by the Combined Funds after consummation of the respective Reorganizations.

      Acquired Funds           Acquiring Funds            Combined Funds
      --------------       ------------------------  ------------------------
       A, B, II, I               A, B, II, I*              A, B, II, I


* Class I shares are not currently offered. However, it is anticipated that Class I shares will be offered as of the Closing of the Reorganization.

   Purchase of Shares. The procedures for purchasing shares are substantially similar for all Funds. See "Comparison of the Funds" below and "Shareholder Account Information" in both the Acquiring Funds and the Acquired Funds Prospectus.

   Redemption of Shares. The procedures for redeeming shares are identical for all Funds. See "Comparison of the Funds" below and "Shareholder Account Information" in the Acquiring Funds and Acquired Funds Prospectus.

   Exchanges of Shares. The procedures for exchanging shares are identical for all Funds. See "Comparison of the Funds" below and "Transaction Policies" in the Acquiring Funds and Acquired Funds Prospectus.

   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The Funds currently have the same policies with respect to calculating net asset value. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion on net asset value and how it is determined, see "Comparison of the Funds" below and "Transaction Policies" in the Acquiring Funds and Acquired Funds Prospectus.

   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Dividend, Distribution and Account Policies" in the Acquired Funds and Acquiring Funds Prospectus.

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that no gain or loss will be realized by a shareholder for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Comparison of the Funds."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                   PRINCIPAL RISKS OF INVESTING IN THE FUNDS

   Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectus, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.


   The main differences in principal risks, each of which is discussed in more detail below, are: (i) with respect to all Funds, the Acquiring Funds invest predominantly in non-diversified focused funds, while the Acquired Funds invest generally in diversified non-focused funds, (ii) with respect to the Aggressive Growth and Equity Strategy Funds, that Aggressive Growth may at times emphasize investments in underlying funds that have substantial holdings in technology companies, (iii) with respect to the Moderate Growth, Conservative Growth and Balanced Strategy Funds, that Balanced Strategy may be subject to small cap risk to a greater degree than Moderate Growth and Conservative Growth and (iv) with respect to the Conservative Growth and Balanced Strategy Funds, that Conservative Growth is more subject to risks of investing in bonds and fixed income securities than Balanced Strategy.


All Funds

  Management Risk

   Each Fund is subject to the risk that the adviser's selection of the underlying funds, and the allocation and reallocation of Fund assets among the underlying funds, may not produce the desired result.

  Risks of Investing in Equity Securities

   Each Fund may invest in underlying funds that invest in equity securities, and Aggressive Growth, Moderate Growth, Equity Strategy and Balanced Strategy Funds invest primarily in underlying equity funds. The Funds are subject to the risks of changing market conditions generally. Therefore, as with an investment in any equity fund, the value of an investment in a Fund may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Fund's allocation to underlying equity funds increases.

  Risks of Investing in Bonds and Other Fixed Income Securities


   Each Fund may invest in underlying funds that invest in bonds and other fixed income securities, and Conservative Growth Fund invests primarily in underlying income funds. The Funds are subject to the risks to which the underlying income funds are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the underlying income funds in which it invests, Conservative Growth's share price and, to a lesser extent, Aggressive Growth, Moderate Growth, Equity Strategy and Balanced Strategy's share price, can be negatively affected when interest rates rise. These risks are expected to increase as a Fund's allocation to underlying income funds increases.


  Risks of Non-Diversification and Focused Strategy


   The Funds are non-diversified, which means that each Fund can invest a larger portion of its assets in the stock of a single company (one of the underlying funds) than can some other mutual funds. By concentrating on a small number of investments, a Fund's risk is increased because the effect of each holding on the Fund's performance is greater. The Acquiring Funds invest predominantly in non-diversified focused funds, while the Acquired Funds invest generally in diversified non-focused funds. Therefore, the Acquired Funds' exposure to each holding, and each holding's potential impact on performance, is greater than for an Acquired Fund.


  Additional Principal Risks

   Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, SAAMCo or its affiliates, any government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Fund will be able to achieve its investment goal. If the value of the assets of a Fund goes down, you could lose money.

Aggressive Growth and Equity Strategy

  Risks of Investing in Small-Cap and Mid-Cap Companies

   Both the Aggressive Growth and the Equity Strategy Funds invest in underlying funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

  Risks of Foreign Exposure

   Both the Aggressive Growth and the Equity Strategy Funds may invest in underlying funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

  Risks of Investing in Technology Companies

   The Aggressive Growth Fund may at times invest in underlying funds that have substantial holdings in technology companies. Technology companies may react similarly to certain market pressures and events. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, these underlying funds' returns may be considerably more volatile than the returns of funds that do not invest in technology companies.

Moderate Growth, Conservative Growth and Balanced Strategy

  Risks of Investing in Small-Cap and Mid-Cap Companies

   The Balanced Strategy Fund invests in underlying funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

  Risks of Foreign Exposure

   The Moderate Growth, Conservative Growth and Balanced Strategy Funds may invest in underlying funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

  Prepayment Risks


   The Moderate Growth, Conservative Growth and Balanced Strategy Funds may invest in underlying funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the underlying funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the underlying funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

                            COMPARISON OF THE FUNDS

   In the following pages, in addition to the principal investment policies set forth under Summary--The Funds--Comparison of the Funds above, we further compare the investment policies of your Fund against those of the applicable Acquiring Fund. Although information is presented for each Acquired Fund, please compare your Fund with the applicable Acquiring Fund.

Investment Policies

   In addition to the principal investment policies set forth under "Summary" above, the Funds may also employ the investment policies set forth below.

   The principal differences in these investment policies of the Funds, each of which is discussed in more detail below, are as follows:

   With respect to the Moderate Growth, Conservative Growth and Balanced Strategy Funds,


  . Balanced Strategy invests in underlying funds that invest in either equity or fixed income securities, whereas the Moderate Growth Fund invests in underlying funds that invest in equity or fixed income securities, with an emphasis on investing in equity securities, and the Conservative Growth Fund invests in underlying funds that invest in equity and fixed income securities, with an emphasis on investing in fixed income securities.


   With respect to all Funds,

  . The Acquiring Funds predominantly invest in underlying funds that use the focused strategy while the Acquired Funds do not.

  . While the Acquired Funds may engage in put and call options on securities, indices, futures contracts on securities and indices, put and call options on such futures contracts, and may purchase hybrid instruments, the Acquiring Funds may engage in such transactions and also forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps, interest rate floors and caps, in put and call options on currencies, spread transactions, and forward contracts on securities.

  All Funds

   Illiquid Securities. As a non-fundamental restriction, no Fund may invest more than 15% of its net assets in illiquid securities.

   Underlying Funds. The Acquired and corresponding Acquiring Funds may invest in different underlying funds, or allocate their assets differently across the same underlying funds, in seeking to achieve their investment objectives.

   Equity Securities. All of the Funds may invest in underlying funds that invest significantly in equity securities.

   Foreign Securities. All of the Funds may invest in underlying funds that invest in foreign securities.

   Bonds and Other Fixed Income Securities. All of the Funds may invest in underlying funds that invest in bonds and other fixed income securities.

   Securities of Technology Companies. With respect to the Acquired Funds, certain of the underlying funds will at times invest significantly in technology companies. The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and service, competition from new market entrants, worldwide scientific and technological developments and changes on governmental regulation and policies. The Acquiring Funds do not place any emphasis on investments by its underlying funds in technology companies.

   Derivatives Strategies. The derivative strategies of the Acquiring Funds and the Acquired Funds are identical.

   Diversification.  Both the Acquired and Acquiring Funds are non-diversified.

   Borrowing. Both the Acquired Funds and the Acquiring Funds may borrow up to 33 1/3% of their respective total assets for investment purposes.

Management Arrangements

  Comparison of Management and Administrative Arrangements and Fees

   SAAMCo serves as the investment adviser for both the Acquiring Funds and the Acquired Funds. SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.

   SAAMCo was organized as a Delaware corporation in 1982 and is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. SAAMCo is a wholly owned subsidiary of AIG SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of October 31, 2003, SAAMCo managed, advised and/or administered more than $37.1 billion of assets.


   Comparison of the Strategic Investment Advisory Agreement and Style Investment Advisory Agreement. The Style Investment Advisory Agreement is substantially similar to the Strategic Investment Advisory Agreement, except for the effective dates.

   The advisory fees payable by the Acquiring Funds and the Acquired Funds, respectively, to SAAMCo are discussed above under "The Funds."

   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds, as the Combined Fund will continue to operate under the Advisory Agreement of the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund.

   Both the Style Investment Advisory Agreement and the Strategic Investment Advisory Agreement provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund or Acquired Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund or Acquired Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). Both the Style Investment Advisory Agreement and the Strategic Investment Advisory Agreement also provide that except for such disabling conduct, an Acquiring Fund or Acquired Fund, respectively, will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the Style Investment Advisory Agreement or Strategic Investment Advisory Agreement.

Distribution and Shareholder Servicing Arrangements

  Distributor

   AIG SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the

Acquiring Funds and the Acquired Funds. As compensation for its services, SACS receives the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, SACS receives fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. After consummation of the Reorganizations, the Distributor will continue to provide distribution services to each Combined Fund.

  Distribution and Service (12b-1) Fees--Class A, B, and II

   Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. The table below sets forth the distribution and account maintenance and service fees for each class of the respective fund.

                                                                              Account Maintenance and
    Fund Class (both                                                             Service Fee (both
 Acquired and Acquiring     Distribution Fee for      Distribution Fee for          Acquired and
         Funds)                Acquired Fund             Acquiring Fund           Acquiring Funds)
 ----------------------   ------------------------  ------------------------  ------------------------
           A                       0.10%                      None                      None
           B                       0.75%                     0.65%                      None
           II                      0.75%                     0.65%                      None

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  Shareholder Servicing Fees--Class I

   In addition, SACS is paid a fee of 0.25% of average daily net assets for Class I shares of the Acquired Fund, as compensation for providing additional shareholder services to Class I shareholders. SACS will provide these services to the Combined Fund and receive the same fee after the Reorganizations.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds and Acquired Funds pursuant to the terms of a Service Agreement (the "Service Agreement"). Under the Service Agreement SAFS receives reimbursements of its costs, which include all direct transfer agency fees and out-of-pocket expenses from each

Acquiring Fund and each Acquired Fund. Upon completion of the Reorganizations, SAFS will receive the same reimbursements with respect to each respective class of each Combined Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, Boston Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

   Purchase, Redemption
  and Exchange Features         Acquired Funds           Acquiring Funds
  ---------------------         --------------           ---------------
 Minimum initial           .   non-retirement        .   non-retirement
   investment                  accounts: $500            accounts: $5,000
                           .   retirement accounts:  .   retirement accounts:
                               $250                      $2,000
                           .   dollar cost           .   dollar cost
                               averaging: $500 to        averaging: $1,000 to
                               open, at least $25        open, at least $100
                               per month.                per month.

 Minimum subsequent        .   non-retirement        $100
   investments                 account: $100
                           .   retirement
                               account: $25

 Initial Sales Charge (as  Class A: 5.75%            Class A: 5.75%
   a percentage of         Class B: None             Class B: None
   offering price)         Class II: 1.00%           Class II: 1.00%
                           Class I: None             Class I: None (a)
                           The front-end sales       The front-end sales
                           charge on Class A shares  charge on Class A shares
                           decreases with the size   decreases with the size
                           of the purchase to 0%     of the purchase to 0%
                           for purchases of $1       for purchases of $1
                           million or more.          million or more.

                           Initial sales charge is   Initial sales charge is
                           waived for certain        waived for certain
                           investors                 investors

   Purchase, Redemption
  and Exchange Features         Acquired Funds           Acquiring Funds
  ---------------------         --------------           ---------------
 Deferred Sales Charge (b) Class A: Purchases of     Class A: Purchases of
                           shares of $1 million or   shares of $1 million or
                           more will be subject to   more will be subject to
                           a contingent deferred     a CDSC of 1% on any
                           sales charge ("CDSC") of  shares sold within one
                           1% on any shares sold     year of purchase and a
                           within one year of        0.50% CDSC on any shares
                           purchase and a 0.50%      sold after the first
                           CDSC on any shares sold   year and within the
                           after the first year and  second year after
                           within the second year    purchase.
                           after purchase.
                                                     Class B: Shares redeemed
                           Class B: Shares redeemed  within 6 years are
                           within 6 years are        subject to a CDSC
                           subject to a CDSC
                                                     Class II: Shares
                           Class II: Shares          redeemed within 18
                           redeemed within 18        months after purchase
                           months after purchase     are subject to a 1% CDSC
                           are subject to a 1% CDSC
                                                     Class I: None (a)
                           Class I: None

 Purchases                 By mail (check), wire or  By mail (check), wire or
                           through a broker or       through a broker or
                           financial advisor         financial advisor

 Redemption                Class A, B and II: By     Class A, B and II: By
                           mail (any amount for      mail (any amount for
                           requests by mail and      requests by mail and
                           less than $100,000 for    less than $100,000 for
                           requests by telephone),   requests by telephone),
                           wire, telephone (for      wire, telephone (for
                           amounts less than         amounts less than
                           $100,000) or through a    $100,000) or through a
                           broker or financial       broker or financial
                           advisor                   advisor

                           Class I: Contact the      Class I: Contact the
                           financial intermediary    financial intermediary
                           or other organization     or other organization
                           from whom shares were     from whom shares were
                           purchased                 purchased (a)

   Purchase, Redemption
  and Exchange Features         Acquired Funds           Acquiring Funds
  ---------------------         --------------           ---------------
 Conversion                Class B shares            Class B shares
                           automatically convert     automatically convert
                           into Class A shares       into Class A shares
                           eight years after         approximately eight
                           purchase                  years after purchase
 Exchanges                 Shares of an Acquired     Shares of an Acquiring
                           Fund may be exchanged     Fund may be exchanged
                           for shares of the same    for shares of the same
                           class of any other        class of any other
                           portfolio within the      portfolio within the
                           SunAmerica Family of      SunAmerica Family of
                           Funds except SunAmerica   Funds except SunAmerica
                           Senior Floating Rate      Senior Floating Rate
                           Fund.                     Fund.
--------

(a)Although not currently offered by the Acquiring Fund, it is expected that Class I shares will be offered by the Acquiring Fund upon consummation of the Reorganization.

(b)The CDSC schedules of Class A, Class B and Class II shares of the Acquiring Funds and the Acquired Funds is identical and will continue to apply after the Reorganization. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares that are purchased through reinvestment of dividends. In the case of a partial redemption of shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next. The table below sets forth the schedule of Class B CDSC for all Funds.

                           CDSC on Shares Being Sold

             Years after Purchase    Acquired Funds Acquiring Funds
             --------------------    -------------- ---------------
             1st year...............     4.00%           4.00%
             2nd year...............     4.00%           4.00%
             3rd year...............     3.00%           3.00%
             4th year...............     3.00%           3.00%
             5th year...............     2.00%           2.00%
             6th year...............     1.00%           1.00%
             7th year and thereafter       None            None

  Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectus, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York

Stock Exchange (generally, 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. The Funds currently have the same policies with respect to calculating net asset value. See "Determination of Net Asset Value" in the Acquiring Funds Statement and the Acquired Funds Statement.

   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.


   Dividends. Each of the Acquired Funds declare and pay capital gains and income dividends, if any, annually. Income dividends, if any, are paid quarterly by Balanced Strategy and annually by Equity Strategy. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds and the Acquired Funds. See "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement and the Acquired Funds Statement.


   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of both the Acquiring Funds and the Acquired Funds, dividends and distributions may be reinvested in any fund distributed by SACS except the SunAmerica Senior Floating Rate Fund. See "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement and the Acquired Funds Statement.

   Redemptions-in-kind. Each Acquired Fund and Acquiring Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund or the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement and the Acquired Funds Statement.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information--Transaction Policies" in the Acquiring Funds Prospectus and the Acquired Funds Prospectus.

   Programs that Reduce Sales Charges. Each of the Funds offers programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquired Funds and the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, both the Acquiring Funds and Acquired Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. Both the Acquiring Funds and Acquired Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement and the Acquired Funds Statement for more information regarding these programs.

   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. For both the Acquired Funds and the Acquiring Funds, a shareholder may redeem shares of a Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Shareholder Account Information--Sales Charge Reductions and Waivers" in the Acquiring Funds and Acquired Funds Prospectus for more information regarding this privilege.

   Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are identical, such as automatic investment plans and systematic withdrawal plans. For additional information regarding these additional shareholder services, see "Shareholder Account Information--Additional Investor Services (Classes A, B and II)" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds and Acquired Funds Prospectus and Acquiring Funds and Acquired Funds Statement, respectively.

   Small Accounts. Both the Acquiring Funds and the Acquired Funds require that, except for Class I shares, you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged at the annual rate of $24 to maintain your account with the Fund. Your account with a Fund will not be closed if its drop in value is due to performance of the Fund or the effects of sales charges.

Performance

  General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

   Important information about the Acquiring Funds is also contained in management's discussion of each Acquiring Fund's performance contained in the Semi-Annual Report to Shareholders of the Acquiring Funds for the period ended April 30, 2003, which accompanies this Prospectus.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

      (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

      (b) All dividends and distributions are reinvested at net asset value; and

      (c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

   The tables below illustrate the risks of investing in the Funds by showing changes in the Funds' performance for the periods shown, and compare the Funds' average annual total returns. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.


                       SEC Average Annual Total Returns

                       (Period Ended September 30, 2003)

                                     Conservative Growth Fund
                                 --------------------------------
                                 Class A Class B Class II Class I
                                 ------- ------- -------- -------
               Year to Date.....   3.42%   5.13%   7.09%    9.67%
               One Year.........   6.34%   8.14%  10.04%   12.91%
               Three Year.......  -4.88%  -4.47%  -4.09%   -2.87%
               Since Inception..   1.96%   2.43%  -3.21%    3.25%

                                       Moderate Growth Fund
                                 --------------------------------
                                 Class A Class B Class II Class I
                                 ------- ------- -------- -------
               Year to Date.....   6.02%   7.90%   9.73%   12.65%
               One Year.........   9.65%  11.66%  13.56%   16.45%
               Three Year.......  -8.58%  -8.15%  -7.71%   -6.66%
               Since Inception*+   0.48%   0.99%  -7.10%    1.77%

                                      Aggressive Growth Fund
                                 --------------------------------
                                 Class A Class B Class II Class I
                                 ------- ------- -------- -------
               Year to Date.....   8.75%  10.89%  13.68%   15.57%
               One Year.........  13.25%  15.52%  17.36%   20.48%
               Three Year....... -13.26% -12.86% -12.34%  -11.42%
               Since Inception*+  -1.17%  -0.71% -11.23%    0.10%

                                     Equity Strategy
                                 ------------------------
                                 Class A Class B Class II
                                 ------- ------- --------
               Year to Date.....  14.93%  17.28%  19.04%
               Since Inception*.  13.38%  15.52%  17.22%

                                    Balanced Strategy
                                 ------------------------
                                 Class A Class B Class II
                                 ------- ------- --------
               Year to Date.....   8.97%  11.06%  12.87%
               Since Inception*.   8.64%  10.57%  12.48%

--------
*  The date of inception for each of the Funds is:

   Conservative Growth: November 2, 1998 for Classes A, B and I and July 20, 2000 for Class II.
   Moderate Growth: November 2, 1998 for Classes A, B and I and July 12, 2000 for Class II.

   Aggressive Growth: November 2, 1998 or Classes A, B and II and August 10, 2000 for Class I.

   Equity Strategy: November 8, 2002 Balanced Strategy: November 8, 2002

+ For each Acquired Fund, performance information shown for periods prior to November 16, 2001 includes performance information for funds that were reorganized into the Acquired Fund and that were subject to different sales charges and expense.

Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus and Acquired Funds Prospectus.

Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Additional Information

  Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of both the Acquired Funds and the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that PricewaterhouseCoopers LLP will serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

  Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

  Transfer Agent

   State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171 serves as the transfer agent with respect to each Acquiring Fund and each Acquired Fund. Transfer agent functions are performed for State Street by Boston Financial Data Services, P.O. Box 219572, Kansas City, Missouri 64121-5972, an affiliate of State Street. State Street is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

  Capital Stock

   Each Acquired Fund is authorized to issue one billion full and fractional shares of beneficial interest, par value $0.0001 per share and amounting in aggregate par value to one hundred thousand dollars, divided into four classes designated Class A, Class B, Class II and Class I. Each Acquiring Fund is authorized to issue two billion full and fractional shares of beneficial interest, par value $0.0001 per share and amounting in aggregate par value to two hundred thousand dollars, divided into three classes, designated Class A, Class B, and Class II. It is anticipated that a fourth class, Class I, will be authorized prior to the Reorganization. See "Description of Shares" in the Strategic Statement and the Style Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary" above and "Fund Highlights--What are the Fund's Expenses?" in the

Acquiring Funds Prospectus and Acquired Funds Prospectus for further discussion on the expenses attributable to shares of the Acquiring Funds and the Acquired Funds, respectively. See "The Reorganizations--Issuance and Distribution of Corresponding Shares" below for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

  Shareholder Inquiries

   Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311 or by calling toll free 1-800-858-8850. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of Strategic Investment Series will be terminated as soon as practicable following consummation of the respective Reorganization.

   Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plan) and all other assets of such Acquired Fund as of such time.

   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class II and Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See below, "--Terms of the Plan," for information concerning the calculation of net asset value.

   Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

   If all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the first calendar quarter of 2004. One Reorganization is not dependent on the consummation of any other Reorganization.

Terms of the Plan

   The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, a form of which is attached hereto as Exhibit I.

  Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies-- Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

  Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plan), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class II and Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

  Expenses

   All costs of the Reorganizations will be borne by SAAMCo regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

  Required Approvals

   The completion of each Reorganization may be conditioned upon, among other things, the receipt of certain regulatory approvals.

  Amendments and Conditions

   Comparison of the Funds may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

  Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the Strategic Board and the Style Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

Strategic Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the Strategic Independent Directors regarding the legal issues involved, the Strategic Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has a similar, although not identical, investment objective and nearly identical investment techniques. In addition, the Strategic Board considered the following, among other things:

  .   Terms and conditions of the Reorganizations.

  . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

  .   The historical performance records of the Acquired Funds and Acquiring
      Funds.

  . The gross and net expense ratios of the Acquired Funds and the Acquiring Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations and that the expense ratios are expected to be lower for the Combined Funds than they were for each applicable Acquired Fund.

  . The fact that the annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds are identical.

  . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

  . The fact that SAAMCo has agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares and the fact that if SAAMCo were to discontinue such waivers with respect to the combined Funds the net expenses may increase.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualifies for Federal income tax purposes as a tax-free reorganization under the Code.

  . the fact that Strategic Investment Series has a small total asset base that makes operating the Acquired Funds more costly than if it had a larger total asset base;

  . the potential for reduced operating expenses over time due to economies of scale;

  . The fact that SAAMCo will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

   The Strategic Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. For example, the net assets of each of the Acquiring Funds would increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganization. See "Comparison of the Funds." In addition, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. The table below sets forth the total net assets of each of the Acquiring Funds and each of the Acquired Funds, in each case as of April 30, 2003, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date.

   Although information is presented for each Acquired Fund, please compare your specific fund to the applicable Pro Forma Combined Fund.

                               Total Net Assets
                             as of April 30, 2003

                                                                   Pro Forma Combined
  Aggressive Growth       Equity Strategy                           Equity Strategy
   -----------------    --------------------                      --------------------
  Class A.. $ 3,048,693  Class A $ 6,912,543                       Class A $ 9,958,609
  Class B.. $10,186,614  Class B $ 5,125,501                       Class B $15,303,336
  Class II. $   365,353 Class II $13,454,949                      Class II $13,819,987
  Class I.. $ 6,747,755  Class I $         0                       Class I $ 6,741,939
   Total    $20,348,415    Total $25,492,993                         Total $45,823,871

                                                                   Pro Forma Combined
   Moderate Growth      Conservative Growth   Balanced Strategy    Balanced Strategy
    ---------------     -------------------- -------------------- --------------------
  Class A.. $ 4,363,055  Class A $ 4,362,020  Class A $ 8,332,141  Class A $17,050,548
  Class B.. $12,220,711  Class B $ 6,684,958  Class B $12,932,238  Class B $31,824,372
  Class II. $ 1,270,463 Class II $ 1,571,202 Class II $20,495,234 Class II $23,334,678
  Class I.. $13,062,353  Class I $ 6,492,026  Class I $         0  Class I $19,540,520
   Total... $30,916,582    Total $19,110,206    Total $41,759,613    Total $91,750,118

   The Strategic Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of April 30, 2003, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above.

   In addition to the potential economies of scale which may be realized through combination of the Funds, the Strategic Board also considered the advantages of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.

   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Strategic Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. The Acquired Funds intend to dispose of assets prior to the Closing Date. Although the Reorganizations are intended to qualify as tax-free reorganizations under the Code, the dispositions of assets by an Acquired Fund will be taxable dispositions by the Acquired Funds and, if such dispositions are at a gain in excess of applicable capital loss carryovers, would generally result in the realization of taxable income or gains by Acquired Fund shareholders.

   In approving the Reorganizations, the Strategic Board, including all of the Strategic Independent Directors, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the Strategic Board, including all of the Strategic Independent Directors, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the Strategic Board approved the Plan.

   The Style Board has also approved the Plan on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

  General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that no gain or loss will be realized by a shareholder for Federal income tax purposes as a result of a Reorganization.

   As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling LLP, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) an Acquired Fund and an Acquiring Fund each will be a "party to a reorganization," (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by such Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in such Acquired Fund will include the period during which such shareholder held shares of such Acquired Fund (provided such Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling LLP's opinion will be based upon certain representations made by the parties to the Reorganizations.

   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

   To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.

   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

  Status as a Regulated Investment Company

   All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Combined Funds intend to continue to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of Strategic Investment Series will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

   The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of April 30, 2003, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.


                                 Aggressive    Equity    Equity Strategy
                                   Growth     Strategy      Combined
                                 (Class A)   (Class A)      (Class A)
                                 ----------- ----------- ---------------
       Net Assets............... $ 3,048,693 $ 6,912,543   $ 9,958,609
       Shares Outstanding.......     462,432     530,495       764,268
       Net Asset Value per Share $      6.59 $     13.03   $     13.03
       Maximum Sales Charge.....        0.40        0.79          0.79
       Maximum Offering Price... $      6.99 $     13.82   $     13.82

                                 Aggressive    Equity    Equity Strategy
                                   Growth     Strategy      Combined
                                 (Class B)   (Class B)      (Class B)
                                 ----------- ----------- ---------------
       Net Assets............... $10,186,614 $ 5,125,501   $15,303,336
       Shares Outstanding.......   1,541,159     394,619     1,178,132
       Net Asset Value per Share $      6.61 $     12.99   $     12.99

                                 Aggressive    Equity    Equity Strategy
                                   Growth     Strategy      Combined
                                 (Class II)  (Class II)    (Class II)
                                 ----------- ----------- ---------------
       Net Assets............... $   365,353 $13,454,949   $13,819,987
       Shares Outstanding.......      54,758   1,036,167     1,064,268
       Net Asset Value per Share $      6.67 $     12.99   $     12.99
       Maximum Sales Charge.....        0.07        0.13          0.13
       Maximum Offering Price... $      6.74 $     13.12   $     13.12

                                 Aggressive    Equity    Equity Strategy
                                   Growth     Strategy      Combined
                                 (Class I)   (Class I)      (Class I)
                                 ----------- ----------- ---------------
       Net Assets............... $ 6,747,755 $        --   $ 6,741,939
       Shares Outstanding.......   1,021,834          --       517,417
       Net Asset Value per Share $      6.60 $        --   $     13.03

   Although information is presented for each Acquired Fund, please compare your specific Fund to the applicable Pro Forma Combined Fund.

                                                                Balanced
                           Moderate   Conservative  Balanced    Strategy
                            Growth       Growth     Strategy    Combined
                          (Class A)    (Class A)   (Class A)   (Class A)
                          ----------- ------------ ----------- -----------
      Net Assets......... $ 4,363,055  $4,362,020  $ 8,332,141 $17,050,548
      Shares Outstanding.     559,431     510,533      641,606   1,312,769
      Net Asset Value per
        Share............ $      7.80  $     8.54  $     12.99 $     12.99
      Maximum Sales
        Charge...........        0.48        0.52         0.79        0.79
      Maximum Offering
        Price............ $      8.28  $     9.06  $     13.78 $     13.78

                                                                Balanced
                           Moderate   Conservative  Balanced    Strategy
                            Growth       Growth     Strategy    Combined
                          (Class B)    (Class B)   (Class B)   (Class B)
                          ----------- ------------ ----------- -----------
      Net Assets......... $12,220,711  $6,684,958  $12,932,238 $31,824,372
      Shares Outstanding.   1,562,801     779,035      996,505   2,451,985
      Net Asset Value per
        Share............ $      7.82  $     8.58  $     12.98 $     12.98

                                                                Balanced
                           Moderate   Conservative  Balanced    Strategy
                            Growth       Growth     Strategy    Combined
                          (Class II)   (Class II)  (Class II)  (Class II)
                          ----------- ------------ ----------- -----------
      Net Assets......... $ 1,270,463  $1,571,202  $20,495,234 $23,334,678
      Shares Outstanding.     162,249     182,577    1,577,973   1,796,560
      Net Asset Value per
        Share............ $      7.83  $     8.61  $     12.99 $     12.99
      Maximum Sales
        Charge...........        0.08        0.09         0.13        0.13
      Maximum Offering
        Price............ $      7.91  $     8.70  $     13.12 $     13.12

                                                                Balanced
                                                                Strategy
                           Moderate   Conservative  Balanced   Portfolio
                            Growth       Growth     Strategy    Combined
                          (Class I)    (Class I)   (Class I)   (Class I)
                          ----------- ------------ ----------- -----------
      Net Assets......... $13,062,353  $6,492,026  $        -- $19,540,520
      Shares Outstanding.   1,676,031     759,220           --   1,504,274
      Net Asset Value per
        Share............ $      7.79  $     8.55  $        -- $     12.99

   The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

                                    GENERAL

Security Ownership of Certain Beneficial Owners and Management of the Funds


   To the knowledge of each Fund, as of November 28, 2003, the following shareholders, if any, owned beneficially or of record more than 5% of any Class of the outstanding voting securities of such Fund:



                                                                               Percentage of Class of
                                                         Percentage of            Shares After the
                            Name and Address of         Class of Shares       Reorganization on a Pro
      Name of Fund              Shareholder          and Type of Ownership          Forma Basis*
------------------------- ------------------------  ------------------------  ------------------------
Aggressive Growth-Class A VALIC Seed Account        Owned of record 33%       Owned of record 2%
                          Houston, TX 77019

                          SunAmerica Trust Co.      Owned of record 5%        Owned of record
                          CUST for the IRA                                    less than 1%
                          Starkville, MS 39759

Aggressive Growth-Class B VALIC Seed Account        Owned of record 9%        Owned of record 2%
                          Houston, TX 77019

Aggressive Growth-Class   SunAmerica Trust Co.      Owned of record 6%        Owned of record less
II                        CUST FBO Midvale, UT                                than 1%
                          84047

                          SunAmerica Trust Co.      Owned of record 6%        Owned of record
                          CUST for Insight Group,                             less than 1%
                          Inc. 401k Plan
                          Marion, IA 52302

                          Ruth Bograd               Owned of record 7%        Owned of record
                          Denver, CO 80218                                    less than 1%

Aggressive Growth-Class I VALIC Seed Account        Owned of record 29%       Owned of record 29%
                          Houston, TX 77019

                          VALIC Trust Co. CUST FBO  Owned of record 6%        Owned of record 6%
                          Houston, TX 77019

Moderate Growth-Class A   VALIC Seed Account        Owned of record 22%       Owned of record 2%
                          Houston, TX 77019

                          SunAmerica Trust Co.      Owned of record 8%        Owned of record 1%
                          CUST FBO
                          Virginia Beach, VA 23456

Moderate Growth-Class B   VALIC Seed Account        Owned of record 8%        Owned of record 1%
                          Houston, TX 77019

                                                                               Percentage of Class of
                                                         Percentage of            Shares After the
                            Name and Address of         Class of Shares       Reorganization on a Pro
      Name of Fund              Shareholder          and Type of Ownership          Forma Basis*
------------------------- ------------------------  ------------------------  ------------------------

Moderate Growth-Class II  SunAmerica Trust          Owned of record 8%        Owned of record less
                          Co. CUST for the IRA                                than 1%
                          Chattanooga, TN 37405

                          Merrill Lynch, Pierce,    Owned of record 5%        Owned of record less
                          Fenner & Smith                                      than 1%
                          Jacksonville, FL 32246

Moderate Growth-Class I   VALIC Seed Account        Owned of record 16%       Owned of record 16%
                          Houston, TX 77019

                          VALIC Trust Co. as        Owned of record 33%       Owned of record 33%
                          Trustee FBO
                          Houston, TX 77019

                          VALIC Trust Co. as        Owned of record 6%        Owned of record 6%
                          Custodian
                          Houston, TX 77019

Conservative              VALIC Seed Account        Owned of record 21%       Owned of record 2%
Growth-Class A            Houston, TX 77019

                          Pershing LLC              Owned of record 6%        Owned of record less
                          Jersey City, NJ 07303                               than 1%

                          Pershing LLC              Owned of record 7%        Owned of record less
                          Jersey City, NJ 07303                               than 1%

Conservative              VALIC Seed Account        Owned of record 16%       Owned of record 2%
Growth-Class B            Houston, TX 77019

Conservative              USBANCORP Piper Jaffray   Owned of record 6%        Owned of record less
Growth-Class II           Minneapolis, MN 55402                               than 1%

Equity Strategy-Class A   Merrill Lynch, Pierce,    Owned of record 8%        Owned of record 7%
                          Fenner & Smith, Inc.
                          Jacksonville, FL 32246

Equity Strategy-Class B   Merrill Lynch, Pierce,    Owned of record 9%        Owned of record 7%
                          Fenner & Smith, Inc.
                          Jacksonville, FL 32246

Equity Strategy-Class II  Merrill Lynch, Pierce,    Owned of record 19%       Owned of record 19%
                          Fenner & Smith, Inc.
                          Jacksonville, FL 32246

Balanced Strategy-Class A Merrill Lynch, Pierce,    Owned of record 12%       Owned of record 10%
                          Fenner & Smith, Inc.
                          Jacksonville, FL 32246

                          CNA Trust Corporation     Owned of record 6%        Owned of record 5%
                          Trustee CUST FBO the NAL
                          Retirement Savings Plan
                          Costa Mesa, CA 92628

                                                                               Percentage of Class of
                                                         Percentage of            Shares After the
                            Name and Address of         Class of Shares       Reorganization on a Pro
      Name of Fund              Shareholder          and Type of Ownership          Forma Basis*
------------------------- ------------------------  ------------------------  ------------------------

Balanced Strategy-Class B Merrill Lynch, Pierce,    Owned of record 19%       Owned of record 14%
                          Fenner & Smith, Inc.
                          Jacksonville, FL 32246

Balanced Strategy-Class   Merrill Lynch, Pierce,    Owned of record 15%       Owned of record 15%
II                        Fenner & Smith, Inc.
                          Jacksonville, FL 32246

--------

* Assuming the shareholder owns the same number of shares of the applicable Fund on the date of consummation of the applicable Reorganization as on November 28, 2003.



   As of November 28, 2003, the directors and officers of Strategic Investment Series as a group (7 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of Strategic Investment Series.



   As of November 28, 2003, the directors and officers of Style Select as a group (7 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of Style Select.

                            ADDITIONAL INFORMATION

   The expenses of preparation, printing and mailing of this Prospectus will be borne by SAAMCo. Such expenses are currently estimated to be approximately $50,000 in the aggregate.


   SAAMCo or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding materials to beneficial owners of the Acquired Funds.


   This Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which Strategic Investment Series and Style Select have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by Strategic Investment Series on behalf of the Acquired Funds or Style Select on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                LEGAL OPINIONS


   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquired and Acquiring Funds.

                                    EXPERTS

   The financial highlights of the Acquired Funds and Acquiring Funds incorporated by reference into this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent auditor, given on its authority as an expert in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

                               By Order of the Board of Directors of SunAmerica Style Select Series, Inc.


                               /s/ Robert M. Zakem

                               _________________________________________________

                               Secretary, SunAmerica Style Select Series, Inc.

                                                                      EXHIBIT I

                     AGREEMENT AND PLAN OF REORGANIZATION

                         DATED AS OF OCTOBER 30, 2003

                               Table of Contents

                                                                     Page No.
                                                                     --------

  1.  Defined Terms; Sections and Exhibits; Miscellaneous Terms.....     2
      a. Definitions................................................     2
      b. Use of Defined Terms.......................................     6
      c. Sections and Exhibits......................................     6
      d. Miscellaneous Terms........................................     7

  2.  The Reorganization(s).........................................     7
      a. Transfer of Assets.........................................     7
      b. Assumption of Liabilities..................................     7
      c. Issuance and Valuation of Corresponding Shares in the
      Reorganization................................................     7
      d. Distribution of Corresponding Shares to the Acquired Fund
      Shareholders..................................................     7
      e. Interest; Proceeds.........................................     8
      f. Valuation Time.............................................     8
      g. Evidence of Transfer.......................................     8
      h. Termination................................................     8
      i. Separate Agreements; Reorganizations Not Conditioned on One
      Another.......................................................     8

  3.  Representations and Warranties of the Acquired Fund...........     8
      a. Formation and Qualification................................     9
      b. Licenses...................................................     9
      c. Authority..................................................     9
      d. Financial Statements.......................................     9
      e. Semi-Annual Report to Shareholders.........................    10
      f. Prospectus and Statement of Additional Information.........    10
      g. Litigation.................................................    10
      h. Material Contracts.........................................    10
      i. No Conflict................................................    10
      j. Undisclosed Liabilities....................................    11
      k. Taxes......................................................    11
      l. Assets.....................................................    11
      m. Consents...................................................    11
      n. N-14 Registration Statement................................    11
      o. Capitalization.............................................    12
      p. Books and Records..........................................    12

  4.  Representations and Warranties of the Acquiring Fund..........    12
      a. Formation and Qualification................................    12
      b. Licenses...................................................    12
      c. Authority..................................................    13

                                                                    Page No.
                                                                    --------
       d.Financial Statements......................................    13
       e.Semi-Annual Report to Stockholders........................    13
       f.Prospectus and Statement of Additional Information........    13
       g.Litigation................................................    14
       h.Material Contracts........................................    14
       i.No Conflict...............................................    14
       j.Undisclosed Liabilities...................................    14
       k.Taxes.....................................................    14
       l.Consents..................................................    15
       m.N-14 Registration Statement...............................    15
       n.Capitalization............................................    15
       o.Corresponding Shares......................................    15

   5.  Covenants of the Acquired Fund and the Acquiring Fund.......    16
       a.Unaudited Financial Statement.............................    16
       b.Share Ledger Records of the Acquiring Fund................    16
       c.Conduct of Business.......................................    16
       d.Termination of the Acquired Fund..........................    17
       e.Filing of N-14 Registration Statement.....................    17
       f.Corresponding Shares......................................    17
       g.Tax Returns...............................................    17
       h.Combined Prospectus Mailing...............................    17
       i.Confirmation of Tax Basis.................................    17
       j.Shareholder List..........................................    17

   6.  Closing Date................................................    18

   7.  Conditions of the Acquired Fund.............................    18
       a.Representations and Warranties............................    18
       b.Performance...............................................    18
       c.Approval of Board of Directors............................    18
       d.Deliveries by the Acquiring Fund..........................    19
       e.No Material Adverse Change................................    20
       f.Absence of Litigation.....................................    20
       g.Proceedings and Documents.................................    20
       h.N-14 Registration Statement; Acquiring Fund Post-Effective
         Amendment.................................................    20
       i.Compliance with Laws; No Adverse Action or Decision.......    20
       j.Commission Orders or Interpretations......................    21

   8.  Conditions of the Acquiring Fund............................    21
       a.Representations and Warranties............................    21
       b.Performance...............................................    21
       c.Approval of Board of Directors............................    21
       d.Deliveries by the Acquired Fund...........................    22

                                                                    Page No.
                                                                    --------
       e.No Material Adverse Change................................    22
       f.Absence of Litigation.....................................    22
       g.Proceedings and Documents.................................    22
       h.N-14 Registration Statement; Acquiring Fund Post-Effective
         Amendment.................................................    22
       i.Compliance with Laws; No Adverse Action or Decision.......    23
       j.Commission Orders or Interpretations......................    23
       k.Dividends.................................................    23

    9. Termination, Postponement and Waivers.......................    23
       a.Termination of Agreement..................................    23
       b.Commission Order..........................................    24
       c.Effect of Termination.....................................    24
       d.Waivers; Non-Material Changes.............................    24

   10. Survival of Representations and Warranties..................    25

   11. Other Matters...............................................    25
       a.Further Assurances........................................    25
       b.Notices...................................................    25
       c.Entire Agreement..........................................    26
       d.Amendment.................................................    26
       e.Governing Law.............................................    26
       f.Assignment................................................    26
       g.Costs of the Reorganization...............................    26
       h.Severability..............................................    26
       i.Headings..................................................    26
       j.Counterparts..............................................    27

                     AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 30th day of October 2003, by and between SUNAMERICA STRATEGIC INVESTMENT SERIES, INC., a Maryland corporation, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of SunAmerica Strategic Investment Series, Inc., and SUNAMERICA STYLE SELECT SERIES, INC., a Maryland corporation, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Style Select Series, Inc.

                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between SunAmerica Strategic Investment Series, Inc. on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Style Select Series, Inc. on behalf of each of its separate investment portfolios (each an "Acquiring Fund" and collectively, the "Acquiring Funds") set forth below:

                  Acquired Fund:                       Acquiring Fund:
                  --------------                       ---------------
   SunAmerica Aggressive Growth LifeStage Fund   SunAmerica Focused Equity
   (the "Aggressive Growth Fund")                Strategy Fund (the "Focused
                                                 Equity Fund")

   SunAmerica Moderate Growth LifeStage Fund     SunAmerica Focused
   (the "Moderate Growth Fund")                  Balanced Strategy Fund (the
                                                 "Focused Balanced Fund")

   SunAmerica Conservative Growth LifeStage Fund
   (the "Conservative Growth Fund")              Focused Balanced Fund

   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.0001 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class II and Class I shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1.  Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

   "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the Aggressive Growth Fund in respect of the Aggressive Funds Reorganization, the Moderate Growth Fund in respect of the Moderate Funds Reorganization and the Conservative Growth Fund in respect of the Conservative Funds Reorganization.

   "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the Focused Equity Fund in respect of the Aggressive Funds Reorganization and the Focused Balanced Fund in respect of the Moderate Funds Reorganization and the Conservative Funds Reorganization.

   "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

   "Aggressive Funds Reorganization" consists of (i) the acquisition of the Aggressive Growth Fund's Assets, and assumption of the Aggressive Growth Fund's Assumed Liabilities, by the Focused Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the Focused Equity Fund, equal to the net asset value of the Aggressive Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Aggressive Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Aggressive Growth Fund in liquidation of the Aggressive Growth Fund.

   "Aggressive Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

   "Agreement" has the meaning ascribed thereto in the introduction hereof.

   "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the Aggressive Growth Fund in the case of the Aggressive Funds Reorganization, (ii) the Moderate Growth Fund in the case of the Moderate Funds Reorganization and
(iii) the Conservative Growth Fund in the case of the Conservative Funds Reorganization.

   "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the Aggressive Growth Fund in the case of the Aggressive Funds Reorganization, (ii) the Moderate Growth Fund in the case of the Moderate Funds Reorganization and (iii) the Conservative Growth Fund in the case of the Conservative Funds Reorganization.

   "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

   "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

   "Commission" shall mean the Securities and Exchange Commission.

   "Conservative Funds Reorganization" consists of (i) the acquisition of the Conservative Growth Fund's Assets, and assumption of the Conservative Growth Fund's Assumed Liabilities, by the Focused Balanced Fund solely in exchange for an aggregate value of Corresponding Shares of the Focused Balanced Fund, equal to the net asset value of the Conservative Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Conservative Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Conservative Growth Fund in liquidation of the Conservative Growth Fund.

   "Conservative Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

   "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the Focused Equity Fund in the case of the Aggressive Funds Reorganization, (ii) the Focused Balanced Fund in the case of the Moderate Funds Reorganization and
(iii) the Focused Balanced Fund in the case of the Conservative Funds Reorganization.

   "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

   "Focused Balanced Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

   "Focused Equity Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

   "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

   "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

   "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

   "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

   "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

   "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

   "Moderate Funds Reorganization" consists of (i) the acquisition of the Moderate Growth Fund's Assets, and assumption of the Moderate Growth Fund's Assumed Liabilities, by the Focused Balanced Fund solely in exchange for an aggregate value of Corresponding Shares of the Focused Balanced Fund, equal to the net asset value of the Moderate Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Moderate Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Moderate Growth Fund in liquidation of the Moderate Growth Fund.

   "Moderate Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

   "N-14 Registration Statement" has the meaning ascribed thereto in Section 3(n) hereof.

   "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and
(iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

   "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

   "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Aggressive Funds Reorganization, the Moderate Funds Reorganization or the Conservative Funds Reorganization as the context requires.

   "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

   "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

   "S&S LLP" shall mean Shearman & Sterling LLP, counsel to the Acquired Funds and the Acquiring Funds.

   "Securities Act" shall mean the Securities Act of 1933, as amended.

   "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

   "Strategic Funds Prospectus" shall mean the prospectus relating to the Acquired Funds dated February 28, 2003, as amended or supplemented.

   "Strategic Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated February 28, 2003, as amended or supplemented.

   "Style Select Funds Prospectus" shall mean the prospectus relating to the Acquiring Funds, dated November 8, 2002 and the preliminary prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.

   "Style Select Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Funds, dated November 8, 2002, and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.

   "SunAmerica Strategic Investment Series, Inc. Articles of Incorporation" shall mean the Articles of Incorporation of SunAmerica Strategic Investment Series, Inc. dated as of December 16, 1998, as amended or supplemented from time to time.

   "SunAmerica Style Select Series, Inc. Articles of Incorporation" shall mean the Articles of Incorporation of SunAmerica Style Select Series, Inc., dated as of August 19, 1996, as amended or supplemented from time to time.

   "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2.  The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the directors of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the directors of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the Style Select Funds Prospectus and the Style Select Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.


   f. Valuation Time. (i) The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on February 20, 2004, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").


      (ii) In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of SunAmerica Strategic Investment Series, Inc. will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the State of Maryland, as provided in
Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Aggressive Funds Reorganization, (ii) the Moderate Funds Reorganization and
(iii) the Conservative Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3.  Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of SunAmerica Strategic Investment Series, Inc., a business trust duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Strategic Investment Series, Inc. is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or SunAmerica Strategic Investment Series, Inc. on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. SunAmerica Strategic Investment Series, Inc. is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-09169), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

   c. Authority. SunAmerica Strategic Investment Series, Inc., on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of SunAmerica Strategic Investment Series, Inc. or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Strategic Investment Series, Inc., on behalf of the Acquired Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of

Investments of the Acquired Fund, each as of October 31, 2002 said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2003, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the Strategic Funds Prospectus and the Strategic Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statement therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Strategic Investment Series, Inc. on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the Strategic Funds Prospectus or the Strategic Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Strategic Investment Series, Inc. on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) SunAmerica Strategic Investment Series, Inc.'s Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Strategic Investment Series, Inc. on behalf of the Acquired

Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statement of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2003, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Style Select Series, Inc. on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statement therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Articles of Incorporation of SunAmerica Strategic Investment Series, Inc., the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.0001 per share, divided into four classes designated Class A, Class B, Class II and Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4.  Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Style Select Series, Inc., a business trust duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Style Select Series, Inc. is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

   b. Licenses. The Acquiring Fund (or SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Style Select Series, Inc. is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-07797), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

   c. Authority. SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of October 31, 2002, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Stockholders. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Stockholders for the six months ended April 30, 2003, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the Style Select Funds Prospectus and the Style Select Funds Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statement therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the Style Select Funds Prospectus, or the Style Select Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Style Select Series, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or
(iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.


   j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statement of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since March 31, 2003 and those incurred in connection with the Reorganization.


   k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) such actions as shall be necessary to have the Acquiring Fund establish and offer Class I shares.

   m. N-14 Registration Statement. The N-14 Registration Statement, on its effective date and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statement therein, in light of the circumstances under which they were made, not misleading.

   n. Capitalization. Under the Articles of Incorporation of SunAmerica Style Select Series, Inc., the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.0001 per share, divided into three classes, designated Class A, Class B and Class
II. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

   o. Corresponding Shares.

      i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or in the case of Class I Shares will be, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

      ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

      a. Unaudited Financial Statement.

          i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statement will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      b. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of

   Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   c. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   d. Termination of the Acquired Fund. SunAmerica Strategic Investment Series, Inc. agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law.

   e. Filing of N-14 Registration Statement. SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   f. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   g. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

   h. Combined Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record a prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(c) of the Exchange Act, and the rules and regulations promulgated thereunder.

   i. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   j. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. Class I Shares. SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, shall (i) cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the Class I Shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date, and (ii) prior to the Closing Date, amend the Acquiring Fund's plan under Rule 18f-3 under the Investment Company Act to reflect the addition of such Class I Shares and take such other steps as may be necessary to establish a new class of shares of the Acquiring Fund.

6.  Closing Date.


   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling LLP, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on February 20, 2004 or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.


7.  Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of

SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of SunAmerica Strategic Investment Series, Inc. or SunAmerica Style Select Series, Inc. as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   d. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

      i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
   (b), (d) and (f) have been fulfilled;

      ii. the unaudited financial statements of the Acquiring Fund required by
   Section 5(b)(ii) hereof;

      iii. an opinion of S&S LLP, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes,
   (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to the Reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
   (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with

   Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided, that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.

   e. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since April 30, 2003 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

   f. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   g. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   h. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8.  Conditionsof the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below.

   The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of SunAmerica Strategic Investment Series, Inc., on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of SunAmerica Strategic Investment Series, Inc. or SunAmerica Style Select Series, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   d. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

      i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of Style Select Series, Inc. on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c) and (e) have been fulfilled;

      ii. the unaudited financial statements of the Acquired Fund required by
   Section 5(b)(i) hereof; and

      iii. an opinion of S&S LLP, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   e. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2003 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   f. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   g. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   h. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   j. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   k. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9.  Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

      i. by the Acquired Fund or the Acquiring Fund if:

          (1) the Board of Directors of SunAmerica Strategic Investment Series, Inc. and the Board of Directors of SunAmerica Style Select Series, Inc. so mutually agree in writing; or

          (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this

       Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

      ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

      iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of SunAmerica Strategic Investment Series, Inc. and the Board of Directors of SunAmerica Style Select Series, Inc. to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, SunAmerica Strategic Investment Series, Inc. or SunAmerica Style Select Series, Inc., or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10.  Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of SunAmerica Strategic Investment Series, Inc. or SunAmerica Style Select Series, Inc. against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.  Other Matters.

   a. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   b. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

If to the Acquiring Fund or
  the Acquired Fund, to:      SunAmerica Mutual Funds
                              Harborside Financial Center
                              3200 Plaza 5
                              Jersey City, NJ 07311
                              Attention: Robert M. Zakem, Esq.

With a copy to:               Shearman & Sterling LLP
                              599 Lexington Avenue
                              New York, New York 10022
                              Attention: Margery K. Neale, Esq.

   c. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   d. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   e. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   f. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   g. Costs of the Reorganization. All costs of the Reorganization shall be borne by AIG SunAmerica Asset Management Corp. or an affiliate thereof, regardless of whether the reorganizations are consummated.

   h. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   i. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   j. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                 ATTEST:         SUNAMERICA STRATEGICINVESTMENT
                                 SERIES, INC. ONBEHALF OF
                                 SUNAMERICAAGGRESSIVE GROWTH
                                 LIFESTAGEFUND SUNAMERICA
                                 MODERATEGROWTH LIFESTAGE
                                 FUNDSUNAMERICA
                                 CONSERVATIVEGROWTH LIFESTAGE
                                 FUND

                 By:             By:
                     ------          -----------------------------
                     Name:           Name:
                     Title:          Title:

                 ATTEST:         SUNAMERICA STYLE SELECTSERIES,
                                 INC. ON BEHALF OFSUNAMERICA
                                 FOCUSED EQUITYSTRATEGY
                                 SUNAMERICAFOCUSED BALANCED
                                 STRATEGY

                 By:             By:
                     ------          -----------------------------
                     Name:           Name:
                     Title:          Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                      SUNAMERICA STYLE SELECT SERIES, INC.
                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
                                 (800) 858-8850
                                   ----------


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus (the "Prospectus"), dated December 29, 2003, which has been filed with the Securities and Exchange Commission by Style Select Series (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Prospectus may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-858-8850. This Statement of Additional Information has been incorporated by reference into the Prospectus. The date of this Statement of Additional Information is December 29, 2003.


     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

     Further information about the Acquiring Funds is contained in the Acquiring Funds' Prospectus and Statement of Additional Information, each dated November 8, 2002, as supplemented, and the Semi-Annual Report to Shareholders of the Acquiring Funds (as defined below) for the six months ended April 30, 2003. Further information about the Strategic Investment Series is contained in the Strategic Investment Series Prospectus and Statement of Additional Information, each dated February 28, 2003, as supplemented, the Annual Report to Shareholders of the Strategic Investment Series for the year ended October 31, 2002 and the Semi-Annual Report to Shareholders of the Strategic Investment Series for the six months ended April 30, 2003.

     The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

          . The Statement of Additional Information of the Acquiring Funds, dated November 8, 2002, as supplemented.

          . The Semi-Annual Report to the Shareholders of the Acquiring Funds for the six months ended April 30, 2003.


          . The Statement of Additional Information of Strategic Investment Series, dated February 28, 2003, as supplemented.


          . The Annual Report to Shareholders of the Strategic Investment Series for the year ended October 31, 2002.

          . The Semi-Annual Report to Shareholders of the Strategic Investment Series for the six months ended April 30, 2003.

     The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

                                TABLE OF CONTENTS

General Information..........................................................B-3

Financial Statements.........................................................B-4

Aggressive Growth and Equity Strategy

   Pro Forma Combined Statement of Assets and Liabilities
    (unaudited) as of April 30, 2003.........................................B-6

   Pro Forma Combined Statement of Operations
    (unaudited) as of April 30, 2003.........................................B-9

   Pro Forma Combined Schedule of Investments
    (unaudited) as of April 30, 2003........................................B-11

   Notes to Pro Forma Financial Statements..................................B-13

Moderate Growth, Conservative Growth and Balanced Strategy

   Pro Forma Combined Statement of Assets and Liabilities
    (unaudited) as of April 30, 2003........................................B-15

   Pro Forma Combined Statement of Operations
    (unaudited) as of April 30, 2003........................................B-18

   Pro Forma Combined Schedule of Investments
    (unaudited) as of April 30, 2003........................................B-20

   Notes to Pro Forma Financial Statements..................................B-21

                               GENERAL INFORMATION


     Each separate investment portfolio of Strategic Investment Series, Inc., a Maryland corporation, set forth below (each a "Strategic Fund," collectively, the "Strategic Investment Series" and together with the Acquired Fund, the "Acquired Funds"), are reorganizing under an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective investment portfolio of Style Select, a Maryland corporation, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):


--------------------------------------------------------------------------------
Acquired Fund:                    Acquiring Fund:
--------------------------------------------------------------------------------
Aggressive Growth                 Equity Strategy
--------------------------------------------------------------------------------
Moderate Growth                   Balanced Strategy
--------------------------------------------------------------------------------
Conservative Growth               Balanced Strategy
--------------------------------------------------------------------------------

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of Corresponding shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization. For example, if a shareholder owns Class II shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

     For further information about the Reorganizations, see the Prospectuses.

                              FINANCIAL STATEMENTS

     Unaudited Pro forma financial statements reflecting consummation of each Reorganization are included herein.

Acquired Funds

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2002 for Strategic Investment and the independent auditor's report thereon are incorporated herein by reference from the Strategic Investment Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2003 for Strategic Investment are incorporated herein by reference from the Strategic Investment Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds


     Unaudited financial statements and accompanying notes for the six months ended April 30, 2003 for the Existing Acquiring Funds are incorporated herein by reference from the Existing Acquiring Funds Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information

STYLE SELECT, EQUITY STRATEGY

STRATEGIC INVESTMENT SERIES, AGGRESSIVE GROWTH
PRO FORMA COMBINED EQUITY STRATEGY STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(unaudited)


                                               Strategic
                                            Investment Series  Style Select                         Pro Forma
                                               Aggressive        Equity        Pro Forma            Combined
                                                 Growth         Strategy      Adjustments           (Note 1)
                                            -----------------  ------------   ------------        -------------
ASSETS:
Investment securities, at value (identified
 cost $22,062,255; $23,170,446; and
 $45,232,701, respectively)                   $ 20,302,795     $ 24,397,218   $         --        $  44,700,013
Cash ................................               12,264           49,846             --               62,110
Receivable for shares sold.......                   13,482        1,123,670             --            1,137,152
Receivable from investment adviser                  18,523           14,993             --               33,516
Prepaid expenses and other assets                   17,537            1,644        (17,537)(A)            1,644
                                              ------------     ------------   ------------        -------------
   Total assets ..........                      20,364,601       25,587,371        (17,537)          45,934,435
                                              ------------     ------------   ------------        -------------
LIABILITIES:
Payable for shares redeemed ....                     5,578           22,722             --               28,300
Investment advisory and management
 fees payable                                        1,619            1,765             --                3,384
Distribution and service maintenance
 fees payable                                        6,568            8,313             --               14,881
Accrued expenses                                     2,421           61,578             --               63,999
                                              ------------     ------------   ------------        -------------
   Total liabilities                                16,186           94,378             --              110,564
                                              ------------     ------------   ------------        -------------
      Net assets                              $ 20,348,415     $ 25,492,993   $    (17,537)       $  45,823,871
                                              ============     ============   ============        =============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001, $.000/1/, and $.0001,
 par value (1 billion shares authorized)      $        308     $        196   $       (152)(B)    $         352
Paid-in capital                                 32,873,621       24,344,931            152 (B)       57,218,704
                                              ------------     ------------   ------------        -------------

                                                    Strategic
                                                Investment Series   Style Select                          Pro Forma
                                                   Aggressive          Equity       Pro Forma             Combined
                                                     Growth           Strategy     Adjustments            (Note 1)
                                                -----------------   ------------   ------------         -------------
                                                    32,873,929        24,345,127             --            57,219,056
Accumulated undistributed net
 investment income (loss)                             (124,039)          (43,373)       (17,537)(A)     $    (184,949)
Accumulated undistributed net realized
 gain (loss) on investments                        (10,642,015)          (35,533)            --         $ (10,677,548)
Net unrealized appreciation (depreciation)
 on investments                                     (1,759,460)        1,226,772             --         $    (532,688)
                                                  ------------      ------------   ------------         -------------
      Net assets                                  $ 20,348,415      $ 25,492,993   $    (17,537)        $  45,823,871
                                                  ============      ============   ============         =============
Class A:
   Net assets                                     $  3,048,693      $  6,912,543   $     (2,627)(A)     $   9,958,609
   Shares outstanding                                  462,432           530,495       (228,659)(B)           764,268
   Net asset value and redemption price per
    share ....                                    $       6.59      $      13.03   $         --         $       13.03
   Maximum sales charge (5.75% of offering
    price)                                                0.40              0.79             --                  0.79
                                                  ------------      ------------   ------------         -------------
   Maximum offering price to public               $       6.99      $      13.82   $         --         $       13.83
                                                  ============      ============   ============         =============
Class B:
   Net assets                                     $ 10,186,614      $  5,125,501   $     (8,779)(A)     $  15,303,336
   Shares outstanding                                1,541,159           394,619       (757,646)(B)         1,178,132
                                                  ------------      ------------   ------------         -------------
   Net asset value, offering and redemption
    price per share (excluding any
    applicable Contingent deferred
    sales charge)                                 $       6.61      $      12.99   $         --         $       12.99
                                                  ============      ============   ============         =============
Class II:
   Net assets                                     $    365,353      $ 13,454,949   $       (315)(A)     $  13,819,987
   Shares outstanding                                   54,758         1,036,167        (26,657)(B)         1,064,268
   Net asset value and redemption price
    per share (excluding any applicable
    contingent deferred sales charge)             $       6.67      $      12.99   $         --         $       12.99

                                                   Strategic
                                               Investment Series   Style Select                          Pro Forma
                                                   Aggressive         Equity       Pro Forma             Combined
                                                     Growth          Strategy     Adjustments            (Note 1)
                                                  ------------     ------------   ------------         -------------
   Maximum sales charge (1.00% of offering
    price)                                                0.07             0.13             --                  0.13
                                                  ------------     ------------   ------------         -------------
   Maximum offering price to public               $       6.74     $      13.12   $         --         $       13.12
                                                  ============     ============   ============         =============
Class I:
   Net assets                                        6,747,755               --   $     (5,816)(A)     $   6,741,939
   Shares outstanding                                1,021,834               --       (504,417)(B)(C)        517,417
                                                  ------------     ------------   ------------         -------------
   Net asset value, offering and
    redemption price per share                    $       6.60     $         --   $         --         $       13.03
                                                  ============     ============   ============         =============

<F1>
(A) To adjust for the remaining balances of any prepaid expenses of Aggressive Growth to be expensed prior to the reorganization.
<F2>
'(B) To adjust for a tax free exchange of Aggressive Growth shares for shares of
     Equity Strategy.
<F3>
'(C) Class I shares will be offered on Equity Strategy and will assume the net asset value of Class A.


----------
See Notes to Pro Forma Financial Statements

STYLE SELECT, EQUITY STRATEGY

STRATEGIC INVESTMENT SERIES, AGGRESSIVE GROWTH
PRO FORMA COMBINED EQUITY STRATEGY STATEMENT OF OPERATIONS

FOR THE PERIODS ENDED APRIL 30, 2003
(unaudited)



                                                               Strategic
                                                           Investment Series   Style Select      Pro Forma         Pro Forma
                                                               Aggressive          Equity        Adjustments        Combined
                                                               Growth (D)       Strategy (E)         (F)            (Note 1)
                                                           -----------------   --------------   -------------     -------------
INVESTMENT INCOME:
Income:
   Dividends...                                             $        57,613    $           --   $          --     $      57,613
                                                            ---------------    --------------   -------------     -------------
      Total investment income                               $        57,613    $           --   $          --     $      57,613
                                                            ===============    ==============   =============     =============
Expenses:
   Investment advisory and management fees                           19,980             5,303           5,822 (G)        31,105
   Distribution and service maintenance fees
      Class A...                                                      3,012                --          (3,012)(G)            --
      Class B...                                                     79,046             6,722          (3,161)(G)        82,607
      Class II...                                                     2,177            18,293          19,791 (G)        40,261
   Transfer agent fees and expenses
      Class A...                                                      2,265             6,090             115 (G)         8,470
      Class B...                                                      3,020             5,220          11,810 (G)        20,050
      Class II...                                                     1,510             5,220              30 (G)         6,760
      Class I...                                                        755                --             355 (G)         1,110
   Registration fees
      Class A...                                                      1,510            15,660          (4,090)(G)        13,080
      Class B...                                                      1,510            10,440           4,210 (G)        16,160
      Class II...                                                       755            10,440           3,845 (G)        15,040
      Class I...                                                        755                --          11,765 (G)        12,520
   Custodian fees and expenses                                        5,285             6,058             657 (H)        12,000
   Printing expense...                                               20,385            21,814         (21,279)(H)        20,920


                                                                   Strategic
                                                                   Investment
                                                                     Series        Style Select      Pro Forma         Pro Forma
                                                                   Aggressive         Equity        Adjustments        Combined
                                                                   Growth (D)      Strategy (E)         (F)            (Note 1)
                                                                ---------------   --------------   -------------     -------------
   Directors' fees and expenses                                           1,639            3,515            (805)(G)         4,349
   Audit and tax fees                                                    21,305            7,556          (5,311)(H)        23,550
   Legal fees and expenses                                                2,265            2,610           2,325 (H)         7,200
   Miscellaneous expenses                                                 2,264            2,594             562 (H)         5,420
                                                                ---------------   --------------   -------------     -------------
      Total expenses before reimbursements                              169,438          127,535          23,629           320,602
      Expenses waived/reimbursed by investment advisor                  (41,305)         (89,262)          4,457 (I)      (126,110)
                                                                ---------------   --------------   -------------     -------------
      Net expenses                                                      128,133           38,273          28,086           194,492
                                                                ---------------   --------------   -------------     -------------
Net investment income (loss)                                            (70,520)         (38,273)        (28,086)         (136,879)
                                                                ---------------   --------------   -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                              (2,963,639)         (56,692)   2,132,192.00          (888,139)
Net realized gain (loss) from capital gain distributions
 from underlying funds                                                       --           21,159              --            21,159
Net change in unrealized appreciation (depreciation)
on investments                                                         (868,032)       1,226,772    2,383,905.00         2,742,645
                                                                ---------------   --------------   -------------     -------------
Net realized and unrealized gain (loss)
 on investments                                                      (3,831,671)       1,191,239    4,516,097.00         1,875,665

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:                                     $    (3,902,191)  $    1,152,966   $   4,488,011     $   1,738,786
                                                                ===============   ==============   =============     =============

<F1>
(D) For the period May 1, 2002 through April 30, 2003.
<F2>
(E) For the period November 8, 2002 (inception date) through April 30, 2003.
<F3>
(F) Includes adjustments necessary to reflect a full year of expenses.
<F4>
(G) Reflects adjustments to expenses based on surviving funds fee schedules and combined net assets.
<F5>
(H) Reflects the elimination of duplicate services or fees.
<F6>
(I) Reflects adjustments to expenses waived/reimbursed by investment advisor based on pro forma expenses.

----------
See Notes to Pro Forma Financial Statements

                                                    STYLE SELECT, EQUITY STRATEGY
                                        STRATEGIC INVESTMENT SERIES, AGGRESSIVE GROWTH
                                 PRO FORMA COMBINED EQUITY STRATEGY PORTFOLIO OF INVESTMENTS
                                                        AS OF APRIL. 30. 2003
                                                             (unaudited)
                   Shares
-----------------------------------------------

 Aggressive    Equity                 Pro Forma                                                        Aggres-  Equity    Pro Forma
                         Adjustments                                                                    sive
   Growth     Strategy        (1)      Combined  Description                                           Growth   Strategy   Combined
-----------------------------------------------  ----------------------------------------------------  -------  --------  ---------
                                                 AFFILIATED INVESTMENT COMPANIES                          99.8%     95.7%      97.5%
                                                 International Equity Securities                          29.5%      9.7%       9.8%
                                                 Style Select
          --    202,489      168,507    370,996     Focused International Equity Portfolio, Class A +
                                                 SunAmerica Equity Funds
     791,096         --     (791,096)        --     SunAmerica International Equity Fund, Class I +
                                                    (cost $6,486,497; $2,395,445; $8,881,942)
                                                 Domestic Equity Securities                               64.1%     86.0%      87.7%
                                                 SunAmerica Equity Funds
     354,078         --     (354,078)        --     SunAmerica Blue Chip Growth Fund, Class I +
                                                 SunAmerica Equity Funds
     231,957         --     (231,957)        --     SunAmerica Growth & Income Fund, Class I +
                                                 SunAmerica Equity Funds
     136,621         --     (136,621)        --     SunAmerica New Centruy Fund, Class I +
                                                 Style Select
          --    244,703      203,636    448,339     Focused 2000 Growth Portfolio, Class A +
                                                 Style Select
          --    259,403      215,869    475,272     Focused 2000 Value Portfolio, Class A
                                                 Style Select
          --    633,374      527,079  1,160,453     Focused Large-Cap Growth Portfolio, Class A +
                                                 Style Select
          --    596,843      496,679  1,093,522     Focused Large-Cap Value Portfolio, Class A +
                                                 Style Select
     340,241         --     (340,241)        --     Focused Multi-Cap Value Portfolio, Class I +
                                                    (cost $14,352,581; $20,775,001; $35,127,582)
                                                 Fixed Income Securities                                   6.2%                 0.0%
                                                 SunAmerica Income Funds
     120,464         --     (120,464)        --     SunAmerica Core Bond Fund, Class I
                                                    (cost $1,223,177; $0; $1,223,177)
                                                                                                       -------  --------  ---------
                                                 Total Investments                                        99.8%     95.7%      97.5%
                                                    (cost $22,062,255; $23,170,446; $45,232,701)
                                                 Other assets less liabilities (2)                         0.2%      4.3%       2.5%
                                                                                                       -------  --------  ---------
                                                 NET ASSETS                                              100.0%    100.0%     100.0%

                                                                       Market Value
                                                      -------------------------------------------------
                                                       Aggressive     Equity                 Pro Forma
                                                                                Adjustments
  Description                                            Growth      Strategy       (1)       Combined
----------------------------------------------------  ------------  ----------  -----------  ----------
AFFILIATED INVESTMENT COMPANIES
International Equity Securities
Style Select
   Focused International Equity Portfolio, Class A +            --   2,462,271    2,049,044   4,511,315
SunAmerica Equity Funds
   SunAmerica International Equity Fund, Class I +       5,996,504          --   (5,996,504)         --
   (cost $6,486,497; $2,395,445; $8,881,942)
Domestic Equity Securities
SunAmerica Equity Funds
   SunAmerica Blue Chip Growth Fund, Class I +           4,316,214          --   (4,316,214)         --
SunAmerica Equity Funds
   SunAmerica Growth & Income Fund, Class I +            2,205,908          --   (2,205,908)         --
SunAmerica Equity Funds
   SunAmerica New Century Fund, Class I +                1,614,863          --   (1,614,863)         --
Style Select
   Focused 2000 Growth Portfolio, Class A +                     --   2,684,388    2,233,885   4,918,273
Style Select
   Focused 2000 Value Portfolio, Class A                        --   3,608,299    3,002,742   6,611,041
Style Select
   Focused Large-Cap Growth Portfolio, Class A +                --   8,468,212    7,047,049  15,515,261
Style Select
   Focused Large-Cap Value Portfolio, Class A +                 --   7,174,048    5,970,075  13,144,123
Style Select
   Focused Multi-Cap Value Portfolio, Class I +          4,916,479          --   (4,916,479)         --
   (cost $14,352,581; $20,775,001; $35,127,582)
Fixed Income Securities
SunAmerica Income Funds
   SunAmerica Core Bond Fund, Class I                    1,252,827          --   (1,252,827)         --
   (cost $1,223,177; $0; $1,223,177)
                                                      ------------  ----------  -----------  ----------
Total Investments                                       20,302,795  24,397,218           --  44,700,013
   (cost $22,062,255; $23,170,446; $45,232,701)
Other assets less liabilities (2)                           45,620   1,095,775      (17,537)  1,123,858
                                                      ------------  ----------  -----------  ----------
NET ASSETS                                              20,348,415  25,492,993      (17,537) 45,823,871

<F1>
+   Non-income producing securities
<F2>
(1) Securities may be sold to conform with the portfolio management style of Equity Strategy.
<F3>
(2) To adjust ($17,537) for the remaining balances of any prepaid expenses of Aggressive Growth to be expensed prior to the reorganization.

                      Style Select Series - Equity Strategy
                 Strategic Investment Series - Aggressive Growth
                     Notes To Pro Forma Financial Statements
                                 April 30, 2003
                                   (unaudited)

1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at April 30, 2003, and related Statement of Operations ("Pro Forma Statements") for the periods ended April 30, 2003, reflect the accounts of the Focused Equity Strategy Portfolio ("Focused Equity"), a separately managed portfolio of SunAmerica Style Select Series, Inc. and the Aggressive Growth LifeStage Fund ("Aggressive Growth"), a separately managed fund of the SunAmerica Strategic Investment Series, Inc. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Aggressive Growth Class A, Class B, Class II and Class I shares for Class A, Class B, Class II, and Class I shares of Focused Equity as of the close of business on April 30, 2003. AIG SunAmerica Asset Management Corp. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Aggressive Growth in exchange for shares of Focused Equity. In conjunction with the reorganization, Focused Equity is the surviving portfolio.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Focused Equity and Aggressive Growth included in their respective Statements of Additional Information.

2.   VALUATION

     The investments of the Asset Allocation Strategy Portfolios ("Strategy Portfolios"): Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy as well as other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisor to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61/st/ day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Focused Equity, which would have been issued at April 30, 2003 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2003 net asset value of Focused Equity Class A ($13.03), Class B ($12.99), and Class II ($12.99). Class I shares will be offered on Focused Equity and will assume the net asset value of Class A.

           The pro forma number of shares outstanding are as follows:

                                Class A      Class B      Class II     Class I
-------------------------------------------------------------------------------
Shares of Focused Equity         530,495      394,619    1,036,167           --
-------------------------------------------------------------------------------
Additional Shares to be
issued to Focused Equity         233,773      783,513       28,101      517,417
-------------------------------------------------------------------------------
Pro Forma Shares
outstanding                      764,268    1,178,132    1,064,268      517,417
-------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of Aggressive Growth Class A, Class B, Class II and Class I outstanding on April 30, 2003 were exchanged, tax free, for Focused Equity Class A, Class B, Class II, and Class I shares, respectively.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Focused Equity, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Aggressive Growth and Focused Equity combined, adjusted for certain items, which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Focused Equity at the level of assets of the combined fund for the stated period.

STYLE SELECT, BALANCED STRATEGY

STRATEGIC INVESTMENT SERIES, MODERATE GROWTH
STRATEGIC INVESTMENT SERIES, CONSERVATIVE GROWTH
PRO FORMA COMBINED  BALANCED STRATEGY STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(unaudited)

                                                Strategic Investment Series    Style Select
                                               -----------------------------   -------------
                                                                                                                      Pro Forma
                                                 Moderate      Conservative      Balanced        Pro Forma            Combined
                                                  Growth          Growth         Strategy       Adjustments           (Note 1)
                                               -------------   -------------   -------------   -------------        -------------
ASSETS:
Investment securities, at value (identified
 cost $31,930,827; $18,923,566; $37,398,420;
 and $88,252,813, respectively)                $  30,797,710   $  19,092,331   $  39,027,458   $          --        $  88,917,499
Cash                                                  86,469              --         904,488              --              990,957
Receivable for shares sold                            35,065           8,425       1,920,930              --            1,964,420
Receivable from investment adviser                    14,804          14,967          12,558              --               42,329
Prepaid expenses and other assets                     18,527          17,756              --         (36,283)(A)               --
                                               -------------   -------------   -------------   -------------        -------------
      Total assets                                30,952,575      19,133,479      41,865,434         (36,283)          91,915,205
                                               -------------   -------------   -------------   -------------        -------------
LIABILITIES:
Payable for shares redeemed                           18,770           5,854          33,805              --               58,429
Investment advisory and management fees
 payable                                               2,460           1,550           2,791              --                6,801
Distribution and service maintenance fees
 payable                                               8,418           5,447          14,532              --               28,397
Due to custodian                                          --           1,809              --                                1,809
Accrued expenses                                       6,345           8,613          54,693              --               69,651
                                               -------------   -------------   -------------   -------------        -------------
      Total liabilities                               35,993          23,273         105,821                              165,087
                                               -------------   -------------   -------------   -------------        -------------
         Net assets                            $  30,916,582   $  19,110,206      41,759,613   $          --        $  91,750,118
                                               =============   =============   =============   =============        =============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001, $.0001, $.0001 and
 $.0001, par value (1 billion shares
 authorized)                                   $         396   $         223   $         322   $        (234)(B)    $         707
Paid-in capital                                   40,199,467      23,685,964      40,171,790             234 (B)      104,057,455
                                               -------------   -------------   -------------   -------------        -------------


                                                Strategic Investment Series       Style Select
                                               -----------------------------   -------------
                                                                                                                      Pro Forma
                                                 Moderate      Conservative      Balanced        Pro Forma            Combined
                                                  Growth          Growth         Strategy       Adjustments           (Note 1)
                                               -------------                   -------------   -------------        -------------
                                                  40,199,863      23,686,187      40,172,112              --          104,058,162
Accumulated undistributed net investment
 income (loss)                                        24,540          63,874          (7,316)        (36,283)(A)           44,815
Accumulated undistributed net realized gain
 (loss) on investments                            (8,174,704)     (4,808,620)        (34,221)             --          (13,017,545)
Net unrealized appreciation (depreciation) on                                                                                  --
 investments                                      (1,133,117)        168,765       1,629,038              --              664,686
                                               -------------   -------------   -------------   -------------        -------------
         Net assets                            $  30,916,582   $  19,110,206   $  41,759,613   $     (36,283)       $  91,750,118
                                               =============   =============   =============   =============        =============
Class A:
   Net assets                                  $   4,363,055   $   4,362,020   $   8,332,141   $      (6,668)(A)    $  17,050,548
   Shares outstanding                                559,431         510,533         641,606        (398,801)(B)        1,312,769
   Net asset value and redemption price per
    share                                      $        7.80   $        8.54   $       12.99              --        $       12.99
   Maximum sales charge (5.75% of offering
    price)                                              0.48            0.52            0.79              --                 0.79
                                               -------------   -------------   -------------   -------------        -------------
   Maximum offering price to public            $        8.28   $        9.06   $       13.78   $          --        $       13.78
                                               =============   =============   =============   =============        =============
Class B:
   Net assets                                  $  12,220,711   $   6,684,958   $  12,932,238   $     (13,535)(A)    $  31,824,372
   Shares outstanding                              1,562,801         779,035         996,505        (886,356)(B)        2,451,985
   Net asset value, offering and redemption
    price per share (excluding any applicable
    contingent deferred sales charge)          $        7.82   $        8.58   $       12.98   $          --        $       12.98
                                               =============   =============   =============   =============        =============
Class II:
   Net assets                                  $   1,270,463   $   1,571,202   $  20,495,234   $      (2,221)(A)    $  23,334,678
   Shares outstanding                                162,249         182,577       1,577,973        (126,239)(B)        1,796,560
   Net asset value and redemption price per
    share (excluding any applicable
    contingent deferred sales charge)          $        7.83   $        8.61   $       12.99              --        $       12.99


                                                Strategic Investment Series    Style Select
                                               -----------------------------   -------------
                                                                                                                      Pro Forma
                                                 Moderate      Conservative      Balanced        Pro Forma            Combined
                                                  Growth          Growth         Strategy       Adjustments           (Note 1)
                                               -------------                   -------------   -------------        -------------

   Maximum sales charge (1.00% of offering
    price)                                              0.08            0.09            0.13              --                 0.13
                                               -------------   -------------   -------------   -------------        -------------
   Maximum offering price to public            $        7.91   $        8.70   $       13.12   $          --        $       13.12
                                               =============   =============   =============   =============        =============
Class I:
   Net assets                                     13,062,353       6,492,026              --   $     (13,859)(A)       19,540,520
   Shares outstanding                              1,676,031         759,220              --        (930,977)(B)(C)     1,504,274
                                               -------------   -------------   -------------   -------------        -------------
   Net asset value, offering and redemption
    price per share                            $        7.79   $        8.55   $          --   $          --        $       12.99
                                               =============   =============   =============   =============        =============

<F1>
(A) To adjust for the remaining balances of any prepaid expenses of Moderate Growth Fund and Conservative Growth to be expensed prior to the reorganization.

<F2>
(B) To adjust for a tax free exchange of Moderate Growth and Conservative Growth shares for shares of Focused Balanced.

<F3>
(C) Class I shares will be offered on Balanced Strategy and will assume the net asset value of Class A.

----------
See Notes to Pro Forma Financial Statements

STYLE SELECT SERIES, BALANCED STRATEGY

STRATEGIC INVESTMENT SERIES, MODERATE GROWTH
STRATEGIC INVESTMENT SERIES, CONSERVATIVE GROWTH
PRO FORMA COMBINED BALANCED STRATEGY STATEMENT OF OPERATIONS

April 30, 2003
(unaudited)

                                                Strategic Investment Series    Style Select
                                               -----------------------------   -------------
                                                                                                 Pro Forma            Pro Forma
                                                 Moderate      Conservative      Balanced       Adjustments            Combined
                                                 Growth(D)       Growth(D)       Strategy           (F)                (Note 1)
                                               -------------   -------------   -------------   -------------        -------------
INVESTMENT INCOME:
Income:
   Dividends                                   $     311,531   $     360,631   $      65,136   $          --        $     737,298
                                               -------------   -------------   -------------   -------------        -------------
      Total investment income                  $     311,531   $     360,631   $      65,136   $          --        $     737,298
                                               =============   =============   =============   =============        =============
Expenses:                                                                                                 --
   Investment advisory and management fees            28,251          18,379           6,815           7,480 (G)           60,925
   Distribution and service maintenance fees
      Class A ...............................          3,780           3,718              --          (7,498)(G)               --
      Class B ...............................         91,489          56,015          13,384          (4,977)(G)          155,911
      Class II ..............................          7,725           8,823          22,898          22,928 (G)           62,374
   Transfer agent fees and expenses
      Class A ...............................          1,510           1,510           6,960           1,285 (G)           11,265
      Class B ...............................          5,285           2,265           4,350           7,615 (G)           19,515
      Class II ..............................          1,510           1,510           5,220             820 (G)            9,060
      Class I ...............................            755             755              --              50 (G)            1,560
   Registration fees
      Class A ...............................          1,510           1,510          12,180          (1,247)(G)           13,953
      Class B ...............................          1,510           1,510          10,440           5,031 (G)           18,491
      Class II ..............................            755             755           8,700           3,070 (G)           13,280
      Class I ...............................            755             755              --          17,679 (G)           19,189


                                                Strategic Investment Series     Style Select
                                               -----------------------------   -------------
                                                                                                 Pro Forma            Pro Forma
                                                 Moderate      Conservative      Balanced       Adjustments            Combined
                                                 Growth(D)       Growth(D)       Strategy           (F)                (Note 1)
                                               -------------   -------------   -------------   -------------        -------------
   Custodian fees and expenses                         5,285           5,285           6,058          (4,628)(H)           12,000
   Printing expense .........................         12,080           6,040          16,578         (14,138)(H)           20,560
   Directors' fees and expenses .............          1,700           1,632           2,642          (1,366)(G)            4,608
   Audit and tax fees .......................         21,305          21,305           7,556         (26,616)(H)           23,550
   Legal fees and expenses ..................          2,265           2,265           2,610          (1,340)(H)            5,800
   Miscellaneous expenses ...................          2,325           1,967           2,594          (1,466)(H)            5,420
                                               -------------   -------------   -------------   -------------        -------------
      Total expenses before reimbursements           189,795         135,999         128,985           2,681              457,460
      Expenses waived/reimbursed by
       investment advisor                            (22,849)        (25,926)        (75,665)         20,320 (I)         (104,120)
                                               -------------   -------------   -------------   -------------        -------------
      Net expenses ..........................        166,946         110,073          53,320         (17,639)             353,340
                                               -------------   -------------   -------------   -------------        -------------
Net investment income (loss) ................        144,585         250,558          11,816          17,639              383,958
                                               -------------   -------------   -------------   -------------        -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments .....     (3,606,939)     (1,897,523)        (51,296)             --           (5,555,758)
Net realized gain (loss) from capital gain
 distributions from underlying funds                      --              --          17,075              --               17,075
Net change in unrealized appreciation
 (depreciation) on investments                       305,231         691,018       1,629,038              --            2,625,287
                                               -------------   -------------   -------------   -------------        -------------
Net realized and unrealized gain (loss) on
 investments ................................     (3,301,708)     (1,206,505)      1,594,817              --           (2,913,396)
                                               -------------   -------------   -------------   -------------        -------------
NET INCREASE (DECREASE) IN  NET ASSETS
 RESULTING FROM OPERATIONS: .................  $  (3,157,123)  $    (955,947)  $   1,606,633   $      17,639           (2,529,438)
                                               =============   =============   =============   =============        =============

<F1>
(D) For the period May 1, 2002 through April 30, 2003.
<F2>
(E) For the period November 8, 2002 (inception date) through April 30, 2003.
<F3>
(F) Includes adjustments necessary to reflect a full year of expenses.
<F4>
(G) Reflects adjustments to expenses based on surviving funds fee schedules and combined net assets.
<F5>
(H) Reflects the elimination of duplicate services or fees.
<F6>
(I) Reflects adjustments to expenses waived/reimbursed by investment advisor based on pro forma expenses.


----------
See Notes to Pro Forma Financial Statements

                         STYLE SELECT, BALANCED STRATEGY
               STRATEGIC INVESTMENT SERIES, MODERATE GROWTH
             STRATEGIC INVESTMENT SERIES, CONSERVATIVE GROWTH
       PRO FORMA COMBINED BALANCED STRATEGY PORTFOLIO OF INVESTMENTS
                              AS OF APRIL 30, 2003
                                   (unaudited)

                        Shares
-------------------------------------------------------------

Moderate   Conservative  Balanced   Adjustments     Pro Forma
Growth       Growth      Strategy      (1)           Combined  Description
--------   ------------  ---------  -----------     ---------  ----------------------------------------------------
                                                               AFFILIATED INVESTMENT COMPANIES
                                                               International Equity Securities
                                                               Style Select
       --            --    197,975      253,078       451,053     Focused International Equity Portfolio, Class A +
                                                               SunAmerica Equity Funds
  632,236       217,535         --     (849,771)           --     SunAmerica International Equity Fund, Class I +
                                                                  (cost $5,036,741; $1,689,398;
                                                                   $2,309,008; $9,035,147)
                                                               Domestic Equity Securities
                                                               SunAmerica Equity Funds
  452,916       241,487         --     (694,403)           --     SunAmerica Blue Chip Growth Fund, Class I +
                                                               SunAmerica Equity Funds
  492,366       275,287         --     (767,653)           --     SunAmerica Growth & Income Fund, Class I +
                                                               SunAmerica Equity Funds
  159,496        34,299         --     (193,795)           --     SunAmerica New Century Fund, Class I +
                                                               Style Select
       --            --    290,089      370,830       660,919     Focused 2000 Growth Portfolio, Class A +
                                                               Style Select
       --            --    282,131      360,657       642,788     Focused 2000 Value Portfolio, Class A
                                                               Style Select
       --            --    679,268      868,330     1,547,598     Focused Large-Cap Growth Portfolio, Class A +
                                                               Style Select
       --            --    637,452      814,875     1,452,327     Focused Large-Cap Value Portfolio, Class A +
                                                               Style Select
  441,349       213,554         --     (654,903)           --     Focused Multi-Cap Value Portfolio, Class I +
                                                                  (cost $19,544,138; $9,090,319;
                                                                   $22,428,598; $51,063,055)
                                                               Fixed Income Securities
                                                               SunAmerica Income Funds
       --            --    615,213      786,446(3)  1,401,659     SunAmerica Core Bond Fund, Class A
                                                               SunAmerica Income Funds
  724,922       806,773         --   (1,531,695)           --     SunAmerica Core Bond Fund, Class I
                                                               SunAmerica Income Funds

       --            --    550,718      704,000     1,254,718     SunAmerica GNMA Fund, Class A
                                                                  (cost $7,349,948; $8,143,849;
                                                                   $12,660,814; $28,154,611)

                                                               Total Investments
                                                                  (cost $31,930,827; $18,923,566;
                                                                   $37,398,420; $88,252,813)
                                                               Other assets less liabilities (2)

                                                               NET ASSETS

                                                      Moderate  Conservative  Balanced  Pro Forma
 Description                                          Growth      Growth      Strategy  Combined
----------------------------------------------------  --------  ------------  --------  ---------
AFFILIATED INVESTMENT COMPANIES                           99.6%         99.9%     93.5%      96.9%
International Equity Securities                           15.5%          8.6%      5.8%       6.0%
Style Select
   Focused International Equity Portfolio, Class A +
SunAmerica Equity Funds
   SunAmerica International Equity Fund, Class I +
   (cost $5,036,741; $1,689,398;
    $2,309,008; $9,035,147)
Domestic Equity Securities                                59.7%         47.4%     57.1%      59.1%
SunAmerica Equity Funds
   SunAmerica Blue Chip Growth Fund, Class I +
SunAmerica Equity Funds
   SunAmerica Growth & Income Fund, Class I +
SunAmerica Equity Funds
   SunAmerica New Century Fund, Class I +
Style Select
   Focused 2000 Growth Portfolio, Class A +
Style Select
   Focused 2000 Value Portfolio, Class A
Style Select
   Focused Large-Cap Growth Portfolio, Class A +
Style Select
   Focused Large-Cap Value Portfolio, Class A +
Style Select
   Focused Multi-Cap Value Portfolio, Class I +
   (cost $19,544,138; $9,090,319;
    $22,428,598; $51,063,055)
Fixed Income Securities                                   24.4%         43.9%     30.6%      31.9%
SunAmerica Income Funds
   SunAmerica Core Bond Fund, Class A
SunAmerica Income Funds
   SunAmerica Core Bond Fund, Class I
SunAmerica Income Funds

   SunAmerica GNMA Fund, Class A
   (cost $7,349,948; $8,143,849;
    $12,660,814; $28,154,611)
                                                      --------  ------------  --------  ---------
Total Investments                                         99.6%         99.9%     93.5%      96.9%
   (cost $31,930,827; $18,923,566;
    $37,398,420; $88,252,813)
Other assets less liabilities (2)                          0.4%          0.1%      6.5%       3.1%
                                                      --------  ------------  --------  ---------
NET ASSETS                                               100.0%        100.0%    100.0%     100.0%
                                                      ========  ============  ========  =========

                                                                                  Market Value
                                                      ---------------------------------------------------------------------

                                                        Moderate    Conservative      Balanced    Adjustments   Pro Forma
 Description                                             Growth       Growth          Strategy        (1)       Combined
----------------------------------------------------  ----------    ------------    ------------  -----------  ------------
AFFILIATED INVESTMENT COMPANIES
International Equity Securities
Style Select
   Focused International Equity Portfolio, Class A +  $         --  $         --    $  2,407,375  $ 3,061,250  $  5,466,625
SunAmerica Equity Funds
   SunAmerica International Equity Fund, Class I +       4,792,345     1,648,912              --   (6,441,257)           --
   (cost $5,036,741; $1,689,398;
    $2,309,008; $9,035,147)
Domestic Equity Securities
SunAmerica Equity Funds
   SunAmerica Blue Chip Growth Fund, Class I +           5,521,045     2,943,725              --   (8,464,770)           --
SunAmerica Equity Funds
   SunAmerica Growth & Income Fund, Class I +            4,682,402     2,617,981              --   (7,300,383)           --
SunAmerica Equity Funds
   SunAmerica New Century Fund, Class I +                1,885,239       405,417              --   (2,290,656)           --
Style Select
   Focused 2000 Growth Portfolio, Class A +                     --            --       3,182,278    4,046,627     7,228,905
Style Select
   Focused 2000 Value Portfolio, Class A                        --            --       3,924,446    4,990,378     8,914,824
Style Select
   Focused Large-Cap Growth Portfolio, Class A +                --            --       9,081,814   11,548,557    20,630,371
Style Select
   Focused Large-Cap Value Portfolio, Class A +                 --            --       7,662,168    9,743,315    17,405,483
Style Select
   Focused Multi-Cap Value Portfolio, Class I +          6,377,486     3,085,858              --   (9,463,344)           --
   (cost $19,544,138; $9,090,319;
    $22,428,598; $51,063,055)
Fixed Income Securities
SunAmerica Income Funds
   SunAmerica Core Bond Fund, Class A                           --            --       6,392,064    8,390,438    14,782,502
SunAmerica Income Funds
   SunAmerica Core Bond Fund, Class I                    7,539,193     8,390,438(3)           --  (15,929,631)           --
SunAmerica Income Funds

   SunAmerica GNMA Fund, Class A                                --            --       6,377,313    8,109,476    14,486,789
   (cost $7,349,948; $8,143,849;
    $12,660,814; $28,154,611)
                                                      ------------  ------------    ------------  -----------  ------------
Total Investments                                       30,797,710    19,092,331      39,027,458           --    88,917,499
   (cost $31,930,827; $18,923,566;
    $37,398,420; $88,252,813)
Other assets less liabilities (2)                          118,872        17,875       2,732,155      (36,283)    2,832,619
                                                      ------------  ------------    ------------  -----------  ------------
NET ASSETS                                            $ 30,916,582  $ 19,110,206    $ 41,759,613  $   (36,283) $ 91,750,118
                                                      ============  ============    ============  ===========  ============

<F1>
+ Non-income producing securities
<F2>
(1) Securities may be sold to conform with the portfolio management style of Focused Balanced.
<F3>
(2) To adjust ($36,283) for the remaining balances of any prepaid expenses of Moderate Growth and Conservative Growth to be expensed prior to the reorganization.
<F4>
(3) Conservative Growth's shares of SunAmerica Core Bond Fund, Class I having a market value of $8,390,438 will be converting to shares SunAmerica Core Bond Fund, Class A having a market value of $8,390,438.

                         Style Select, Balanced Strategy
                Strategic Investment Series, Moderate Growth
              Strategic Investment Series, Conservative Growth
                     Notes To Pro Forma Financial Statements
                                 April 30, 2003
                                   (unaudited)

5.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at April 30, 2003, and related Statement of Operations ("Pro Forma Statements") for the periods ended April 30, 2003, reflect the accounts of the Focused Balanced Strategy Portfolio ("Focused Balanced"), a separately managed portfolio of SunAmerica Style Select Series, Inc., the Moderate Growth LifeStage Fund ("Moderate Growth"), and Conservative Growth LifeStage Fund ("Conservative Growth"), both separately managed funds of the SunAmerica Strategic Investment Series, Inc. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Moderate Growth and Conservative Growth Class A, Class B, Class II and Class I shares for Class A, Class B, Class II and Class I shares of Focused Balanced as of the close of business on April 30, 2003. AIG SunAmerica Asset Management Corp. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Moderate Growth and Conservative Growth in exchange for shares of Focused Balanced. In conjunction with the reorganization, Focused Balanced is the surviving portfolio.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Focused Balanced, Moderate Growth, and Conservative Growth included in their respective Statements of Additional Information.

6.   VALUATION

     The investments of the Asset Allocation Strategy Portfolios ("Strategy Portfolios"): Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy as well as other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisor to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61/st/ day prior to maturity, if their original term to maturity exceeded 60 days.

7.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Focused Balanced, which would have been issued at April 30, 2003 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2003 net asset value of Focused Balanced Class A ($12.99), Class B ($12.98), and Class II ($12.99). Class I shares will be offered on Focused Balanced and will assume the net asset value of Class A.

           The pro forma number of shares outstanding are as follows:

                                      Class A     Class B    Class II   Class I
--------------------------------------------------------------------------------
Shares of Focused Balanced              641,606    996,505  1,577,973         --
--------------------------------------------------------------------------------
Additional Shares to be issued
to Focused Balanced                     671,163  1,455,480    218,587  1,504,274
--------------------------------------------------------------------------------
Pro Forma
Shares outstanding                    1,312,769  2,451,985  1,796,560  1,504,274
--------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of Moderate Growth and Conservative Growth Class A, Class B, Class II and Class I outstanding on April 30, 2003 were exchanged, tax free, for Focused Balanced Class A, Class B, Class II, and Class I shares, respectively.

8.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Focused Balanced, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entities more closely. Pro forma operating expenses include the expenses of Moderate Growth, Conservative Growth and Focused Balanced combined, adjusted for certain items, which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Focused Balanced at the level of assets of the combined fund for the stated period.

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

          Reference is made to Article 5 of the Registrant's By-Laws which is set forth below.

5.01 Indemnification of Directors and Officers. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Corporation in which such person shall have been adjudged to be liable to the Corporation), by reason of being or having been a director or officer of the Corporation, or serving or having served at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another entity in which the Corporation has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

     5.02 Procedure for Indemnification. Any indemnification under Section 5.01 shall (unless ordered by a court) be made by the Corporation only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

5.03 Advance Payment of Expenses. Reasonable expenses (including attorney's fees) incurred by a Covered Person may be paid or reimbursed by the Corporation in advance of the final disposition of an action, suit or proceeding upon receipt by the Corporation of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Corporation is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance of expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Corporation, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Corporation shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Corporation and each director or officer of the Corporation who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Corporation arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

5.05 Insurance. The Corporation may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Corporation shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

ITEM 16.  EXHIBITS

Exhibit No.
-----------

     1 (a) Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

          (b) Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

          (c) Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

          (d) Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

          (e) Articles Supplementary of Amendment dated September 23, 1997. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (f) Articles Supplementary of Amendment dated April 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (g) Articles Supplementary dated May 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (h) Articles of Amendment dated March 29, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (i) Articles of Amendment dated September 8, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (j) Articles Supplementary dated November 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (k) Articles Supplementary dated May 22, 2000. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (l) Articles Supplementary dated March 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

          (m) Articles of Amendment dated September 26, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(M) of the Registrant's Registration Statement On Form N-14 (File no. 333-67844) filed on October 3, 2001.

          (n) Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(N) of the Registrant's Registration Statement on Form N-14. (File no. 333-67844) filed on October 3, 2001.

          (o) Articles Supplementary dated April 16, 2002. Incorporated herein by reference to the Exhibit a(xii) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

          (p) Articles Supplementary dated October 23, 2002. Incorporated herein by reference to the Exhibit a(xiii) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.


          (q) Certificate of Correction to Articles of Amendment, dated September 5, 2003. Incorporated herein by reference to Exhibit 1(q) of the Registrant's Registration Statement on Form N-14 (File No. 333-11283) filed on November 20, 2003.

          (r) Articles of Amendment, dated September 5, 2003. Incorporated herein by reference to Exhibit 1(r) of the Registrant's Registration Statement on Form N-14 (File No. 333-11283) filed on November 20, 2003.


     2. By-Laws. Incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

     3.   Not applicable.

     4.   Form of Agreement and Plan of Reorganization (filed herewith as
          Exhibit I to the Prospectus contained in this Registration Statement).

     5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

     6. (a) Investment Advisory and Management Agreement. Incorporated herewith by reference to Exhibit d(i) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.

          (b) Subadvisory Agreement between AIG SunAmerica Asset Management Corp. ("SAAMCo") and American Century Investment Management, Inc. Incorporated herein by reference to Exhibit d(ii) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.


          (c) Subadvisory Agreement between SAAMCo and Baron Capital Management, Inc. Incorporated herein by reference to Exhibit 6(c) of the
          Registrant's Registration Statement on Form N-14 (File No. 333-11283) filed on November 20, 2003.


          (d) Subadvisory Agreement between SAAMCo and Credit Suisse Asset Management, LLC (formerly known as Warburg Pincus Asset Management, Inc.). Incorporated herein by reference to Exhibit (d)(xx)of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

          (e) Subadvisory Agreement between SAAMCo and Deutsche Asset Management Inc. Incorporated herein by reference to Exhibit d(v) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

          (f) Subadvisory Agreement between SAAMCo and Third Avenue Management LLC. Incorporated herein by reference to the Exhibit d(vi) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on January 28, 2003.

          (g) Subadvisory Agreement between SAAMCo and Fred Alger Management, Inc. Incorporated herein by reference to Exhibit d(vii) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2000.

          (h) Subadvisory Agreement between SAAMCo and Harris Associates L.P. Incorporated herewith by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

          (i) Subadvisory Agreement between SAAMCo and Janus Capital Management LLC. Incorporated herein by reference to the Exhibit d(ix) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

          (j) Subadvisory Agreement between SAAMCo and Salomon Brothers Asset Management Inc. Incorporated herein by reference to Post Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on January 28, 2003.

          (k) Subadvisory Agreement between SAAMCo and Dreman Value Management. Incorporated herein by reference to the Exhibit d(xi) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

          (l) Subadvisory Agreement between SAAMCo and Boston Partners Asset Management L.P. Incorporated herein by reference to the Exhibit d(xii) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

          (m) Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit (d)(xiii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

          (n) Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company. Incorporated herewith by reference to the Exhibit d(xiv) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

          (o) Subadvisory Agreement between SAAMCo and Oberweis Asset Management. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

          (p) Subadvisory Agreement between SAAMCo and Standish Mellon Asset Management Company LLC. Incorporated herein by reference to the Post Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on January 28, 2003.

          (q) Subadvisory Agreement between SAAMCo and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit (xix) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

          (r) Subadvisory Agreement between SAAMCo and Wellington Management Company, LLP. Incorporated herein by reference to Exhibit (xxi) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


          (s) Subadvisory Agreement between SAAMCo and Hotchkis and Wiley Capital Management, LLC. Incorporated herein by reference to
          Exhibit 6(s) of the Registrant's Registration Statement on Form N-14 (File No. 333-11283) filed on November 20, 2003.


          (t) Subadvisory Agreement between SAAMCo and Dresdner RCM Global Investors LLC. Incorporated herein by reference to the Exhibit d(xxi) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on April 28, 2000.


          (u) Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. Incorporated herein by reference to Exhibit 6(u) of the Registrant's Registration Statement on Form N-14 (File No. 333-11283) filed on November 20, 2003.

          (v) Sub-management Agreement between SAAMCo, Janus Capital Management LLC, and Perkins, Wolf, McDonnell and Company. Incorporated herein by reference to Exhibit 6(v) of the Registrant's Registration Statement on Form N-14 (File No. 333-11283) filed on November 20, 2003.


     7. (a) Distribution Agreement. Incorporated herein by reference to Exhibit e(i) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

          (b) Form of Selling Agreement. Incorporated herewith by reference to Exhibit e(ii) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283 filed on January 30, 2002).

     8. Disinterested Trustees and Directors' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

     9. Custodian Agreement. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on November 14, 1996.

     10. (a) Distribution Plans. Incorporated herein by reference to the Exhibit m(i) of Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

          (b) Amended and Restated 18f-3 Plan. Incorporated herewith by reference to Exhibit o(i) of Post Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on January 30, 2002.

     11.  Opinion and consent of Robert M. Zakem, Esq.*

     12. (a) Opinion and consent of Shearman & Sterling LLP, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between Aggressive Growth of Strategic Investment Series and Equity Strategy of Style Select. (1)

          (b) Opinion and consent of Shearman & Sterling LLP, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between Moderate Growth of Strategic Investment Series and Balanced Strategy of Style Select. (1)

          (c) Opinion and consent of Shearman & Sterling LLP, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between Conservative Growth of Strategic Investment Series and Balanced Strategy of Style Select. (1)

     13.  (a)  Transfer Agency Agreement. Incorporated herein by reference to
               Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A.

          (b) Service Agreement. Incorporated herein by reference to Exhibit 9(a) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

     14.  Consent of Independent Auditors*

     15.  Not applicable.

     16.  Power of Attorney.

     17. (a) Prospectus, dated November 8, 2002 of Style Select, as supplemented. Incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.

          (b) Prospectus dated February 28, 2003 of Strategic Investment Series, as supplemented. Incorporated herein by reference to Post Effective Amendment No. 11 to Strategic Investment Series Registration Statement on Form N-1A (file No. 333-67842) filed on February 28, 2003.

          (c) Statement of Additional Information, dated November 8, 2002 of Style Select, as supplemented. Incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002, 2002.

          (d) Statement of Additional Information dated February 28, 2003 of Strategic Investment Series, as supplemented. Incorporated herein by reference to Post Effective Amendment No. 11 to Strategic Investment Series Registration Statement on Form N-1A (file No. 333-67842) filed on February 28, 2003.

          (e) Combined Semi-Annual Report to Shareholders of Style Select for the six-month period ended April 30, 2003. Previously filed on Form N-CSR (File No. 811-07797) on July 3, 2003 and incorporated herein by reference.

          (f) Combined Semi-Annual Report to Shareholders of Strategic Investment Series for the six-month period ended April 30, 2003. Previously filed on Form N-CSR (File No. 811-09169) on July 3, 2003 and incorporated herein by reference.

          (g) Combined Annual Report to Shareholders of Strategic Investment Series for the year ended October 31, 2002. Previously filed on Form N-30D (File No. 811-09169) on December 31, 2002 and incorporated herein by reference.

*    Filed herewith.
(1)  To be filed by amendment.


ITEM 17.  UNDERTAKINGS.

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Pre-Effective amendment to the Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 24th day of December, 2003.



                                        SUNAMERICA STYLE SELECT SERIES, INC.
                                        (Registrant)


                                        By:  *
                                             -----------------------------------
                                             Robert M. Zakem,
                                             President


     As required by the Securities Act of 1933, this Pre-Effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



    Signatures                          Title                        Date
    ----------                          -----                        ----


*
-------------------------  President                          December 24, 2003
Robert M. Zakem


*
-------------------------  Director                           December 24, 2003
Peter A. Harbeck


*                           Treasurer                         December 24, 2003
-------------------------  (Principal Financial and
Donna M. Handel                Accounting Officer)


*
-------------------------  Director                           December 24, 2003
S. James Coppersmith


*
-------------------------  Director                           December 24, 2003
Samuel M. Eisenstat


*
-------------------------  Director                           December 24, 2003
Stephen J. Gutman


*
 -------------------------  Director                          December 24, 2003
Sebastiano Sterpa


*
-------------------------  Director                           December 24, 2003
Dr. Judith L. Craven


*
-------------------------  Director                           December 24, 2003
William F. Devin

* By:  /s/ Robert M. Zakem
     -----------------------------------
     (Robert M. Zakem, Attorney-in-Fact)

Exhibit Index
-------------

    11.           Opinion and Consent of Robert M. Zakem, Esq.

    14.           Consent of Independent Auditors